Schedule of Investments(a)
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-9.02%
Alphabet, Inc., Class A(b)	104	$135,625
Alphabet, Inc., Class C(b)	107	139,631
AT&T, Inc.	3,221	120,401
Comcast Corp., Class A	1,786	78,852
Omnicom Group, Inc.	91	7,233
Verizon Communications, Inc.	1,792	107,950
Walt Disney Co. (The)	739	112,017
		701,709
Consumer Discretionary-5.45%
AutoZone, Inc.(b)	10	11,779
Bright Horizons Family Solutions, Inc.(b)	25	3,763
Dollar General Corp.	87	13,690
Genuine Parts Co.	59	6,158
Hilton Worldwide Holdings, Inc.	94	9,870
Home Depot, Inc. (The)	470	103,640
Lowe’s Cos., Inc.	286	33,551
Marriott International, Inc., Class A	97	13,615
McDonald’s Corp.	354	68,846
NIKE, Inc., Class B	465	43,473
O’Reilly Automotive, Inc.(b)	26	11,499
Ross Stores, Inc.	124	14,403
Service Corp. International	72	3,169
Starbucks Corp.	507	43,313
TJX Cos., Inc. (The)	509	31,115
Yum! Brands, Inc.	120	12,080
		423,964
Consumer Staples-10.00%
Altria Group, Inc.	785	39,015
Archer-Daniels-Midland Co.	202	8,672
Brown-Forman Corp., Class B	70	4,747
Church & Dwight Co., Inc.	109	7,656
Clorox Co. (The)	57	8,449
Coca-Cola Co. (The)	1,816	96,974
Colgate-Palmolive Co.	385	26,111
Constellation Brands, Inc., Class A	62	11,536
Costco Wholesale Corp.	184	55,165
Estee Lauder Cos., Inc. (The), Class A	85	16,615
General Mills, Inc.	252	13,437
Hershey Co. (The)	64	9,482
Hormel Foods Corp.	114	5,076
JM Smucker Co. (The)	45	4,729
Kellogg Co.	106	6,903
Kimberly-Clark Corp.	154	20,996
Lamb Weston Holdings, Inc.	59	4,955
McCormick & Co., Inc.	55	9,309
Mondelez International, Inc., Class A	621	32,627
PepsiCo., Inc.	666	90,463
Philip Morris International, Inc.	604	50,090
Procter & Gamble Co. (The)	1,166	142,322
Sysco Corp.	209	16,835
Tyson Foods, Inc., Class A	94	8,450
Walgreens Boots Alliance, Inc.	254	15,138
Walmart, Inc.	604	71,930
		777,682
Energy-2.79%
Chevron Corp.	705	82,577
Exxon Mobil Corp.	1,834	124,950
Occidental Petroleum Corp.	236	9,103
		216,630
	Shares	Value
Financials-16.22%
Aflac, Inc.	337	$18,481
AGNC Investment Corp.	252	4,365
Alleghany Corp.(b)	7	5,460
Allstate Corp. (The)	150	16,702
American Express Co.	271	32,553
American Financial Group, Inc.	34	3,730
American International Group, Inc.	346	18,220
Annaly Capital Management, Inc.	681	6,354
Aon PLC	108	21,990
Arch Capital Group Ltd.(b)	172	7,219
Arthur J. Gallagher & Co.	85	7,928
Bank of America Corp.	2,627	87,532
Bank of New York Mellon Corp. (The)	330	16,160
BB&T Corp.	309	16,908
Berkshire Hathaway, Inc., Class B(b)	909	200,253
BlackRock, Inc.	45	22,271
Brown & Brown, Inc.	110	4,151
Capital One Financial Corp.	162	16,202
Cboe Global Markets, Inc.	44	5,232
Chubb Ltd.	212	32,114
Cincinnati Financial Corp.	66	7,065
Citigroup, Inc.	736	55,288
CME Group, Inc., Class A	152	30,815
Discover Financial Services	125	10,609
Erie Indemnity Co., Class A	11	1,862
Everest Re Group, Ltd.	17	4,611
FactSet Research Systems, Inc.	15	3,895
Fidelity National Financial, Inc.	105	5,001
Globe Life, Inc.	49	5,035
Goldman Sachs Group, Inc. (The)	111	24,570
Hartford Financial Services Group, Inc. (The)	160	9,898
Intercontinental Exchange, Inc.	236	22,224
JPMorgan Chase & Co.	1,283	169,048
Loews Corp.	119	6,057
M&T Bank Corp.	52	8,566
Markel Corp.(b)	6	6,813
Marsh & McLennan Cos., Inc.	234	25,288
MetLife, Inc.	255	12,727
Moody’s Corp.	64	14,507
MSCI, Inc.	31	8,035
Nasdaq, Inc.	50	5,240
Northern Trust Corp.	72	7,721
PNC Financial Services Group, Inc. (The)	180	27,578
Progressive Corp. (The)	255	18,628
Prudential Financial, Inc.	139	13,013
Reinsurance Group of America, Inc.	26	4,302
RenaissanceRe Holdings Ltd. (Bermuda)	19	3,578
S&P Global, Inc.	99	26,200
Starwood Property Trust, Inc.	127	3,112
SunTrust Banks, Inc.	145	10,272
T. Rowe Price Group, Inc.	87	10,750
Travelers Cos., Inc. (The)	117	15,996
U.S. Bancorp	632	37,939
W.R. Berkley Corp.	66	4,488
Wells Fargo & Co.	1,584	86,265
Willis Towers Watson PLC	56	11,001
		1,261,822
Health Care-14.27%
Abbott Laboratories	709	60,584
Agilent Technologies, Inc.	112	9,046
Amgen, Inc.	216	50,700
Anthem, Inc.	89	25,691

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Baxter International, Inc.	201	$16,476
Becton, Dickinson and Co.	112	28,952
Boston Scientific Corp.(b)	524	22,663
Bristol-Myers Squibb Co.	497	28,299
Cerner Corp.	119	8,519
Cigna Corp.	120	23,990
Cooper Cos., Inc. (The)	19	5,949
CVS Health Corp.	452	34,022
Danaher Corp.	282	41,166
Eli Lilly and Co.	355	41,659
Gilead Sciences, Inc.	367	24,677
Henry Schein, Inc.(b)	60	4,134
IQVIA Holdings, Inc.(b)	62	9,051
Johnson & Johnson	1,230	169,113
Laboratory Corp. of America Holdings(b)	37	6,375
Medtronic PLC	605	67,391
Merck & Co., Inc.	1,062	92,585
Mettler-Toledo International, Inc.(b)	10	7,194
Pfizer, Inc.	2,491	95,953
Quest Diagnostics, Inc.	54	5,754
STERIS PLC	34	5,139
Stryker Corp.	147	30,114
Thermo Fisher Scientific, Inc.	159	49,918
UnitedHealth Group, Inc.	364	101,873
Varian Medical Systems, Inc.(b)	36	4,814
Waters Corp.(b)	25	5,552
Zimmer Biomet Holdings, Inc.	75	10,896
Zoetis, Inc.	182	21,935
		1,110,184
Industrials-9.01%
3M Co.	232	39,387
AMETEK, Inc.	91	9,010
Boeing Co. (The)	176	64,448
C.H. Robinson Worldwide, Inc.	52	3,996
Cintas Corp.	35	8,997
Cummins, Inc.	54	9,874
Deere & Co.	106	17,813
Eaton Corp. PLC	150	13,875
Emerson Electric Co.	226	16,692
Expeditors International of Washington, Inc.	70	5,233
FedEx Corp.	81	12,964
Fortive Corp.	121	8,733
General Dynamics Corp.	109	19,810
Honeywell International, Inc.	330	58,922
IDEX Corp.	31	5,045
IHS Markit Ltd.(b)	164	11,915
Illinois Tool Works, Inc.	134	23,360
Ingersoll-Rand PLC	90	11,800
Johnson Controls International PLC	326	13,963
L3Harris Technologies, Inc.	80	16,087
Lockheed Martin Corp.	108	42,231
Norfolk Southern Corp.	84	16,254
Northrop Grumman Corp.	61	21,458
PACCAR, Inc.	120	9,764
Raytheon Co.	115	25,003
Republic Services, Inc.	101	8,954
Rockwell Automation, Inc.	41	8,029
Roper Technologies, Inc.	44	15,856
Stanley Black & Decker, Inc.	57	8,991
Toro Co. (The)	44	3,440
Union Pacific Corp.	254	44,702
United Parcel Service, Inc., Class B	285	34,123
	Shares	Value
Industrials-(continued)
United Technologies Corp.	350	$51,919
Verisk Analytics, Inc.	69	10,176
Waste Management, Inc.	199	22,469
Xylem, Inc.	69	5,348
		700,641
Information Technology-22.07%
Accenture PLC, Class A	271	54,514
Adobe, Inc.(b)	150	46,430
Amdocs Ltd.	61	4,227
Amphenol Corp., Class A	125	13,000
Analog Devices, Inc.	121	13,667
ANSYS, Inc.(b)	31	7,895
Apple, Inc.	1,693	452,454
Automatic Data Processing, Inc.	184	31,424
Broadridge Financial Solutions, Inc.	47	5,814
Cisco Systems, Inc.	1,646	74,580
Fidelity National Information Services, Inc.	237	32,742
Fiserv, Inc.(b)	172	19,993
Genpact Ltd.	71	2,890
Intel Corp.	1,382	80,225
International Business Machines Corp.	362	48,671
Intuit, Inc.	85	22,006
Jack Henry & Associates, Inc.	35	5,318
Mastercard, Inc., Class A	364	106,372
Microsoft Corp.	2,825	427,649
Motorola Solutions, Inc.	61	10,205
Oracle Corp.	917	51,480
Paychex, Inc.	141	12,143
Synopsys, Inc.(b)	60	8,462
Texas Instruments, Inc.	327	39,309
VeriSign, Inc.(b)	39	7,439
Visa, Inc., Class A	721	133,032
Western Union Co. (The)	174	4,677
		1,716,618
Materials-1.91%
Air Products and Chemicals, Inc.	93	21,979
AptarGroup, Inc.	29	3,251
Avery Dennison Corp.	34	4,433
Ball Corp.	130	8,588
Ecolab, Inc.	115	21,467
International Flavors & Fragrances, Inc.(c)	44	6,214
Linde PLC (United Kingdom)	231	47,635
PPG Industries, Inc.	96	12,369
Sherwin-Williams Co. (The)	34	19,826
Sonoco Products Co.	44	2,663
		148,425
Real Estate-4.29%
Alexandria Real Estate Equities, Inc.	46	7,476
American Tower Corp.	191	40,880
Apartment Investment & Management Co., Class A	61	3,280
AvalonBay Communities, Inc.	65	13,937
Boston Properties, Inc.	65	9,005
Camden Property Trust	40	4,462
Crown Castle International Corp.	182	24,326
Digital Realty Trust, Inc.	79	9,555
Duke Realty Corp.	151	5,312
Equinix, Inc.	31	17,572
Equity LifeStyle Properties, Inc.	78	5,778
Equity Residential	161	13,701
Essex Property Trust, Inc.	29	9,053

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Extra Space Storage, Inc.	47	$4,984
Federal Realty Investment Trust	32	4,226
Gaming and Leisure Properties, Inc.	90	3,798
Invitation Homes, Inc.	174	5,312
Liberty Property Trust	62	3,820
Mid-America Apartment Communities, Inc.	47	6,397
National Retail Properties, Inc.	66	3,679
Prologis, Inc.	260	23,803
Public Storage	64	13,484
Realty Income Corp.	130	9,962
Regency Centers Corp.	70	4,553
SBA Communications Corp., Class A	42	9,932
Simon Property Group, Inc.	130	19,657
Sun Communities, Inc.	37	6,094
UDR, Inc.	121	5,814
Ventas, Inc.	134	7,814
VICI Properties, Inc.	179	4,427
Vornado Realty Trust	71	4,585
Welltower, Inc.	157	13,278
Weyerhaeuser Co.	259	7,643
WP Carey, Inc.	76	6,340
		333,939
Utilities-4.83%
Alliant Energy Corp.	106	5,618
Ameren Corp.	109	8,102
American Electric Power Co., Inc.	221	20,188
American Water Works Co., Inc.	82	9,924
Aqua America, Inc.	94	4,161
Atmos Energy Corp.	52	5,562
CenterPoint Energy, Inc.	209	5,133
CMS Energy Corp.	126	7,724
Consolidated Edison, Inc.	149	12,947
Dominion Energy, Inc.	355	29,504
DTE Energy Co.	82	10,245
Duke Energy Corp.	331	29,184
Edison International	117	8,085
Entergy Corp.	84	9,777
Evergy, Inc.	106	6,707
Eversource Energy	141	11,652
Exelon Corp.	409	18,160
FirstEnergy Corp.	219	10,444
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	215	$50,271
NiSource, Inc.	152	4,020
OGE Energy Corp.	84	3,533
Pinnacle West Capital Corp.	49	4,282
PPL Corp.	307	10,447
Public Service Enterprise Group, Inc.	220	13,048
Sempra Energy	117	17,231
Southern Co. (The)	481	29,817
UGI Corp.	74	3,223
WEC Energy Group, Inc.	140	12,411
Xcel Energy, Inc.	232	14,266
		375,666
Total Common Stocks & Other Equity Interests (Cost $6,442,936)		7,767,280
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $2,466)	2,466	2,466
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $6,445,402)		7,769,746
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	881	881
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	273	274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,155)		1,155
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $6,446,557)		7,770,901
OTHER ASSETS LESS LIABILITIES-0.09%		7,049
NET ASSETS-100.00%		$7,777,950

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Momentum Factor ETF (OMOM)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.61%
Alphabet, Inc., Class A(b)	66	$86,070
Alphabet, Inc., Class C(b)	67	87,432
Altice USA, Inc., Class A(b)	142	3,632
AT&T, Inc.	1,684	62,948
Cable One, Inc.	2	3,070
CBS Corp., Class B	41	1,656
Charter Communications, Inc., Class A(b)	65	30,551
Comcast Corp., Class A	1,860	82,119
Discovery, Inc., Class C(b)	84	2,564
DISH Network Corp., Class A(b)	51	1,743
Facebook, Inc., Class A(b)	416	83,882
Fox Corp., Class A	82	2,932
GCI Liberty, Inc.(b)	41	2,911
IAC/InterActiveCorp.(b)	34	7,572
Interpublic Group of Cos., Inc. (The)	77	1,725
Liberty Broadband Corp., Class C(b)	44	5,258
Liberty Media Corp.-Liberty Formula One, Class C(b)	56	2,525
Live Nation Entertainment, Inc.(b)	55	3,839
Madison Square Garden Co. (The), Class A(b)	5	1,409
Match Group, Inc.(c)	26	1,832
Netflix, Inc.(b)	61	19,194
New York Times Co. (The), Class A	69	2,225
Nexstar Media Group, Inc., Class A	20	2,154
Omnicom Group, Inc.	60	4,769
Roku, Inc.(b)	39	6,254
Take-Two Interactive Software, Inc.(b)	14	1,699
T-Mobile US, Inc.(b)	120	9,426
Twitter, Inc.(b)	70	2,164
Verizon Communications, Inc.	1,619	97,529
Viacom, Inc., Class B	72	1,733
Walt Disney Co. (The)	681	103,226
Zynga, Inc., Class A(b)	376	2,342
		728,385
Consumer Discretionary-9.35%
Advance Auto Parts, Inc.	22	3,456
Amazon.com, Inc.(b)	116	208,893
AutoZone, Inc.(b)	11	12,957
Best Buy Co., Inc.	39	3,145
Booking Holdings, Inc.(b)	5	9,520
Bright Horizons Family Solutions, Inc.(b)	22	3,311
Burlington Stores, Inc.(b)	17	3,825
CarMax, Inc.(b)	42	4,085
Carnival Corp.	42	1,893
Chipotle Mexican Grill, Inc.(b)	12	9,767
D.R. Horton, Inc.	86	4,760
Darden Restaurants, Inc.	50	5,922
Dollar General Corp.	99	15,579
Dollar Tree, Inc.(b)	75	6,859
Domino’s Pizza, Inc.	9	2,649
Dunkin’ Brands Group, Inc.	25	1,914
eBay, Inc.	146	5,186
Etsy, Inc.(b)	54	2,343
Expedia Group, Inc.	20	2,033
Five Below, Inc.(b)	21	2,598
Ford Motor Co.	615	5,572
Garmin Ltd.	59	5,764
General Motors Co.	151	5,436
Genuine Parts Co.	35	3,653
H&R Block, Inc.	70	1,707
Hasbro, Inc.	32	3,254
Hilton Worldwide Holdings, Inc.	86	9,030
	Shares	Value
Consumer Discretionary-(continued)
Home Depot, Inc. (The)	219	$48,292
Las Vegas Sands Corp.	26	1,632
Lennar Corp., Class A	61	3,639
Lowe’s Cos., Inc.	241	28,272
Lululemon Athletica, Inc.(b)	50	11,284
Marriott International, Inc., Class A	49	6,878
McDonald’s Corp.	282	54,843
MGM Resorts International	55	1,757
NIKE, Inc., Class B	380	35,526
Norwegian Cruise Line Holdings Ltd.(b)	51	2,736
NVR, Inc.(b)	1	3,792
Ollie’s Bargain Outlet Holdings, Inc.(b)	21	1,373
O’Reilly Automotive, Inc.(b)	30	13,268
Planet Fitness, Inc., Class A(b)	40	2,957
Pool Corp.	14	2,890
PulteGroup, Inc.	70	2,776
Ross Stores, Inc.	116	13,473
Royal Caribbean Cruises Ltd.	50	6,001
Service Corp. International	64	2,817
ServiceMaster Global Holdings, Inc.(b)	59	2,312
Starbucks Corp.	540	46,132
Target Corp.	87	10,876
TJX Cos., Inc. (The)	384	23,474
Tractor Supply Co.	51	4,816
Ulta Beauty, Inc.(b)	25	5,847
VF Corp.	87	7,703
Wayfair, Inc., Class A(b)(c)	26	2,208
Yum China Holdings, Inc. (China)	84	3,740
Yum! Brands, Inc.	116	11,678
		708,103
Consumer Staples-8.34%
Altria Group, Inc.	324	16,103
Archer-Daniels-Midland Co.	82	3,520
Brown-Forman Corp., Class B	35	2,374
Campbell Soup Co.	47	2,189
Casey’s General Stores, Inc.	15	2,607
Church & Dwight Co., Inc.	111	7,797
Clorox Co. (The)	45	6,670
Coca-Cola Co. (The)	1,230	65,682
Colgate-Palmolive Co.	266	18,040
Constellation Brands, Inc., Class A	21	3,907
Costco Wholesale Corp.	159	47,670
Estee Lauder Cos., Inc. (The), Class A	57	11,142
General Mills, Inc.	214	11,410
Hershey Co. (The)	64	9,482
Hormel Foods Corp.	82	3,651
JM Smucker Co. (The)	41	4,309
Kellogg Co.	30	1,954
Kimberly-Clark Corp.	135	18,406
Kroger Co. (The)	142	3,882
Lamb Weston Holdings, Inc.	36	3,023
McCormick & Co., Inc.	58	9,816
Mondelez International, Inc., Class A	591	31,051
Monster Beverage Corp.(b)	119	7,119
PepsiCo., Inc.	534	72,533
Philip Morris International, Inc.	476	39,475
Post Holdings, Inc.(b)	26	2,746
Procter & Gamble Co. (The)	1,109	135,364
Sysco Corp.	152	12,244
Tyson Foods, Inc., Class A	96	8,629
US Foods Holding Corp.(b)	49	1,949

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	70	$4,172
Walmart, Inc.	527	62,760
		631,676
Energy-2.38%
Cabot Oil & Gas Corp.	127	2,024
Cheniere Energy, Inc.(b)	57	3,451
Chevron Corp.	424	49,663
Concho Resources, Inc.	27	1,959
ConocoPhillips	212	12,707
Diamondback Energy, Inc.	30	2,320
EOG Resources, Inc.	55	3,900
Exxon Mobil Corp.	850	57,911
Hess Corp.	79	4,905
Kinder Morgan, Inc.	756	14,825
Marathon Petroleum Corp.	35	2,123
ONEOK, Inc.	106	7,531
Phillips 66	31	3,556
Pioneer Natural Resources Co.	17	2,173
Targa Resources Corp.	45	1,644
Valero Energy Corp.	26	2,483
Williams Cos., Inc. (The)	325	7,384
		180,559
Financials-11.01%
Aflac, Inc.	242	13,271
AGNC Investment Corp.	124	2,148
Alleghany Corp.(b)	5	3,900
Allstate Corp. (The)	80	8,908
Ally Financial, Inc.	125	3,980
American Express Co.	256	30,751
American International Group, Inc.	165	8,689
Ameriprise Financial, Inc.	29	4,752
Annaly Capital Management, Inc.	312	2,911
Aon PLC	99	20,157
Arch Capital Group Ltd.(b)	147	6,170
Arthur J. Gallagher & Co.	74	6,902
AXA Equitable Holdings, Inc.	70	1,732
Bank of America Corp.	1,750	58,310
Bank of New York Mellon Corp. (The)	84	4,113
BB&T Corp.	131	7,168
Berkshire Hathaway, Inc., Class B(b)	509	112,133
BlackRock, Inc.	14	6,929
Brown & Brown, Inc.	74	2,793
Capital One Financial Corp.	81	8,101
Cboe Global Markets, Inc.	26	3,091
Charles Schwab Corp. (The)	89	4,406
Chubb Ltd.	144	21,813
Cincinnati Financial Corp.	69	7,386
Citigroup, Inc.	512	38,461
Citizens Financial Group, Inc.	54	2,077
CME Group, Inc., Class A	104	21,084
Credit Acceptance Corp.(b)	4	1,722
Discover Financial Services	81	6,874
Erie Indemnity Co., Class A	11	1,862
Everest Re Group, Ltd.	12	3,255
FactSet Research Systems, Inc.	15	3,895
Fidelity National Financial, Inc.	67	3,191
Fifth Third Bancorp	112	3,381
First American Financial Corp.	30	1,909
First Republic Bank	36	3,956
Franklin Resources, Inc.	61	1,677
Globe Life, Inc.	26	2,672
	Shares	Value
Financials-(continued)
Goldman Sachs Group, Inc. (The)	39	$8,633
Hartford Financial Services Group, Inc. (The)	81	5,011
Huntington Bancshares, Inc.	140	2,085
Intercontinental Exchange, Inc.	161	15,161
JPMorgan Chase & Co.	826	108,834
Kemper Corp.	20	1,478
KeyCorp	107	2,075
Lincoln National Corp.	39	2,303
Loews Corp.	64	3,258
LPL Financial Holdings, Inc.	29	2,678
M&T Bank Corp.	24	3,954
Markel Corp.(b)	2	2,271
MarketAxess Holdings, Inc.	16	6,461
Marsh & McLennan Cos., Inc.	175	18,912
MetLife, Inc.	207	10,331
MGIC Investment Corp.	134	1,931
Moody’s Corp.	44	9,973
Morgan Stanley	155	7,669
MSCI, Inc.	34	8,812
Nasdaq, Inc.	21	2,201
New Residential Investment Corp.	97	1,504
Northern Trust Corp.	27	2,895
Old Republic International Corp.	79	1,782
PNC Financial Services Group, Inc. (The)	74	11,338
Popular, Inc.	34	1,881
Primerica, Inc.	15	2,008
Principal Financial Group, Inc.	59	3,251
Progressive Corp. (The)	235	17,167
Prudential Financial, Inc.	96	8,988
Reinsurance Group of America, Inc.	16	2,647
RenaissanceRe Holdings Ltd. (Bermuda)	19	3,578
S&P Global, Inc.	59	15,614
Starwood Property Trust, Inc.	82	2,009
SunTrust Banks, Inc.	69	4,888
Synchrony Financial	156	5,836
T. Rowe Price Group, Inc.	26	3,213
TD Ameritrade Holding Corp.	39	2,021
Travelers Cos., Inc. (The)	86	11,758
U.S. Bancorp	350	21,011
Voya Financial, Inc.	34	1,982
W.R. Berkley Corp.	55	3,740
Wells Fargo & Co.	479	26,086
Willis Towers Watson PLC	42	8,250
		834,008
Health Care-13.58%
Abbott Laboratories	645	55,115
AbbVie, Inc.	151	13,247
Agilent Technologies, Inc.	80	6,462
Alexion Pharmaceuticals, Inc.(b)	59	6,722
Align Technology, Inc.(b)	11	3,051
Allergan PLC	31	5,733
Amgen, Inc.	107	25,115
Anthem, Inc.	72	20,783
Baxter International, Inc.	109	8,935
Becton, Dickinson and Co.	57	14,734
Biogen, Inc.(b)	12	3,598
BioMarin Pharmaceutical, Inc.(b)	26	2,098
Bio-Techne Corp.	14	3,055
Boston Scientific Corp.(b)	431	18,641
Bristol-Myers Squibb Co.	471	26,819
Bruker Corp.	41	2,099
Cardinal Health, Inc.	34	1,871

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	41	$2,132
Centene Corp.(b)	59	3,568
Cerner Corp.	95	6,801
Charles River Laboratories International, Inc.(b)	14	2,033
Cigna Corp.	49	9,796
Cooper Cos., Inc. (The)	19	5,949
CVS Health Corp.	95	7,151
Danaher Corp.	258	37,663
DENTSPLY SIRONA, Inc.	81	4,580
DexCom, Inc.(b)	31	7,047
Edwards Lifesciences Corp.(b)	65	15,921
Elanco Animal Health, Inc.(b)	86	2,383
Eli Lilly and Co.	373	43,772
Exact Sciences Corp.(b)	56	4,537
Gilead Sciences, Inc.	242	16,272
HCA Healthcare, Inc.	90	12,479
Henry Schein, Inc.(b)	51	3,514
Hill-Rom Holdings, Inc.	17	1,823
Hologic, Inc.(b)	79	4,054
Horizon Therapeutics Plc(b)	82	2,688
Humana, Inc.	12	4,095
IDEXX Laboratories, Inc.(b)	24	6,038
Illumina, Inc.(b)	39	12,510
Incyte Corp.(b)	44	4,143
Insulet Corp.(b)	15	2,785
Intuitive Surgical, Inc.(b)	25	14,822
Ionis Pharmaceuticals, Inc.(b)	57	3,646
IQVIA Holdings, Inc.(b)	72	10,511
Johnson & Johnson	870	119,616
Laboratory Corp. of America Holdings(b)	11	1,895
Masimo Corp.(b)	20	3,101
McKesson Corp.	20	2,893
Medtronic PLC	324	36,090
Merck & Co., Inc.	1,047	91,277
Mettler-Toledo International, Inc.(b)	9	6,475
Molina Healthcare, Inc.(b)	26	3,523
PerkinElmer, Inc.	32	2,973
Pfizer, Inc.	1,914	73,727
QIAGEN N.V.(b)	46	1,969
Quest Diagnostics, Inc.	19	2,024
Regeneron Pharmaceuticals, Inc.(b)	16	5,904
ResMed, Inc.	39	5,834
Sage Therapeutics, Inc.(b)	11	1,702
Sarepta Therapeutics, Inc.(b)(c)	25	2,812
Seattle Genetics, Inc.(b)	25	3,009
STERIS PLC	32	4,836
Stryker Corp.	100	20,486
Teleflex, Inc.	13	4,593
Thermo Fisher Scientific, Inc.	147	46,151
UnitedHealth Group, Inc.	170	47,578
Universal Health Services, Inc., Class B	21	2,929
Varian Medical Systems, Inc.(b)	24	3,210
Veeva Systems, Inc., Class A(b)	60	8,951
Vertex Pharmaceuticals, Inc.(b)	73	16,188
Waters Corp.(b)	16	3,553
WellCare Health Plans, Inc.(b)	16	5,153
West Pharmaceutical Services, Inc.	24	3,529
Zimmer Biomet Holdings, Inc.	49	7,119
Zoetis, Inc.	155	18,681
		1,028,572
Industrials-8.46%
3M Co.	59	10,016
	Shares	Value
Industrials-(continued)
Acuity Brands, Inc.	11	$1,439
Alaska Air Group, Inc.	26	1,794
Allegion PLC	35	4,201
AMETEK, Inc.	74	7,327
Arconic, Inc.	155	4,799
Armstrong World Industries, Inc.	21	2,016
Boeing Co. (The)	119	43,575
C.H. Robinson Worldwide, Inc.	21	1,614
Carlisle Cos., Inc.	22	3,432
Caterpillar, Inc.	57	8,250
Cintas Corp.	30	7,712
Copart, Inc.(b)	60	5,340
CoStar Group, Inc.(b)	14	8,580
CSX Corp.	267	19,101
Cummins, Inc.	49	8,960
Deere & Co.	50	8,403
Delta Air Lines, Inc.	132	7,565
Donaldson Co., Inc.	31	1,738
Dover Corp.	55	6,131
Eaton Corp. PLC	99	9,157
Emerson Electric Co.	96	7,091
Equifax, Inc.	24	3,351
Expeditors International of Washington, Inc.	34	2,542
Fastenal Co.	219	7,779
Flowserve Corp.	49	2,386
Fortive Corp.	61	4,402
General Dynamics Corp.	31	5,634
General Electric Co.	686	7,731
Graco, Inc.	41	1,981
HEICO Corp.(c)	17	2,208
HEICO Corp., Class A	34	3,415
Honeywell International, Inc.	261	46,602
Hubbell, Inc.	15	2,205
Huntington Ingalls Industries, Inc.	7	1,762
IAA, Inc.(b)	31	1,405
IDEX Corp.	20	3,255
IHS Markit Ltd.(b)	122	8,863
Illinois Tool Works, Inc.	79	13,772
Ingersoll-Rand PLC	100	13,111
ITT, Inc.	26	1,814
Jacobs Engineering Group, Inc.	46	4,236
Johnson Controls International PLC	286	12,249
Kansas City Southern	30	4,573
KAR Auction Services, Inc.	31	655
L3Harris Technologies, Inc.	84	16,892
Lennox International, Inc.	15	3,838
Lockheed Martin Corp.	74	28,936
Masco Corp.	61	2,840
Middleby Corp. (The)(b)	22	2,547
Nordson Corp.	14	2,322
Norfolk Southern Corp.	115	22,252
Northrop Grumman Corp.	30	10,553
PACCAR, Inc.	107	8,707
Parker-Hannifin Corp.	25	4,970
Raytheon Co.	39	8,479
Republic Services, Inc.	80	7,092
Rockwell Automation, Inc.	19	3,721
Roper Technologies, Inc.	40	14,415
Snap-on, Inc.	12	1,926
Southwest Airlines Co.	107	6,167
Spirit AeroSystems Holdings, Inc., Class A	17	1,479
Stanley Black & Decker, Inc.	29	4,574

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Teledyne Technologies, Inc.(b)	12	$4,104
Toro Co. (The)	35	2,736
TransDigm Group, Inc.	21	11,909
TransUnion	27	2,330
Uber Technologies, Inc.(b)	42	1,243
Union Pacific Corp.	257	45,229
United Airlines Holdings, Inc.(b)	70	6,496
United Parcel Service, Inc., Class B	90	10,776
United Technologies Corp.	223	33,080
Verisk Analytics, Inc.	64	9,439
WABCO Holdings, Inc.(b)	14	1,887
Waste Management, Inc.	176	19,872
Woodward, Inc.	24	2,803
Xylem, Inc.	46	3,565
		641,351
Information Technology-25.87%
Accenture PLC, Class A	191	38,422
Adobe, Inc.(b)	145	44,882
Advanced Micro Devices, Inc.(b)	469	18,361
Akamai Technologies, Inc.(b)	27	2,352
Alteryx, Inc., Class A(b)(c)	21	2,384
Amphenol Corp., Class A	64	6,656
Analog Devices, Inc.	80	9,036
ANSYS, Inc.(b)	21	5,349
Apple, Inc.	1,043	278,742
Applied Materials, Inc.	121	7,006
Arista Networks, Inc.(b)	7	1,366
Aspen Technology, Inc.(b)	24	3,010
Atlassian Corp. PLC, Class A(b)	49	6,228
Autodesk, Inc.(b)	88	15,919
Automatic Data Processing, Inc.	151	25,788
Black Knight, Inc.(b)	39	2,457
Booz Allen Hamilton Holding Corp.	59	4,293
Broadcom, Inc.	114	36,048
Broadridge Financial Solutions, Inc.	31	3,835
CACI International, Inc., Class A(b)	9	2,154
Cadence Design Systems, Inc.(b)	127	8,922
CDW Corp.	54	7,293
Cerence, Inc.(b)	14	218
Ciena Corp.(b)	67	2,543
Cisco Systems, Inc.	1,817	82,328
Citrix Systems, Inc.	17	1,918
Cognizant Technology Solutions Corp., Class A	32	2,052
Corning, Inc.	190	5,518
Coupa Software, Inc.(b)	29	4,451
Cree, Inc.(b)	41	1,813
Dell Technologies, Inc., Class C(b)	67	3,249
EPAM Systems, Inc.(b)	22	4,661
Euronet Worldwide, Inc.(b)	24	3,773
Fair Isaac Corp.(b)	14	5,149
Fidelity National Information Services, Inc.	225	31,084
First Solar, Inc.(b)	26	1,436
Fiserv, Inc.(b)	188	21,853
FleetCor Technologies, Inc.(b)	35	10,742
Fortinet, Inc.(b)	56	5,886
Gartner, Inc.(b)	26	4,172
Genpact Ltd.	56	2,279
Global Payments, Inc.	113	20,464
GoDaddy, Inc., Class A(b)	40	2,655
Guidewire Software, Inc.(b)	26	3,168
Hewlett Packard Enterprise Co.	227	3,593
HP, Inc.	146	2,932
	Shares	Value
Information Technology-(continued)
HubSpot, Inc.(b)	17	$2,567
Intel Corp.	465	26,993
International Business Machines Corp.	170	22,857
Intuit, Inc.	86	22,265
Jack Henry & Associates, Inc.	19	2,887
Juniper Networks, Inc.	57	1,428
Keysight Technologies, Inc.(b)	79	8,455
KLA Corp.	36	5,899
Lam Research Corp.	44	11,741
Leidos Holdings, Inc.	54	4,905
Manhattan Associates, Inc.(b)	26	2,171
Marvell Technology Group Ltd.	161	4,246
Mastercard, Inc., Class A	355	103,742
Maxim Integrated Products, Inc.	36	2,040
Microchip Technology, Inc.(c)	22	2,080
Microsoft Corp.	3,087	467,310
MongoDB, Inc.(b)	11	1,636
Motorola Solutions, Inc.	69	11,544
NetApp, Inc.	36	2,181
NortonLifeLock, Inc.	102	2,540
Nuance Communications, Inc.(b)	110	1,972
NVIDIA Corp.	11	2,384
Okta, Inc.(b)	47	6,100
Oracle Corp.	817	45,866
Palo Alto Networks, Inc.(b)	25	5,681
Paychex, Inc.	126	10,851
Paycom Software, Inc.(b)	25	6,920
PayPal Holdings, Inc.(b)	493	53,249
QUALCOMM, Inc.	539	45,033
RingCentral, Inc., Class A(b)	32	5,519
salesforce.com, inc.(b)	251	40,885
ServiceNow, Inc.(b)	85	24,058
Smartsheet Inc., Class A(b)	36	1,707
Splunk, Inc.(b)	51	7,610
Square, Inc., Class A(b)	74	5,115
SS&C Technologies Holdings, Inc.	65	3,903
Synopsys, Inc.(b)	62	8,745
Teradyne, Inc.	57	3,568
Texas Instruments, Inc.	164	19,714
Trade Desk, Inc. (The), Class A(b)	19	5,003
Trimble, Inc.(b)	77	3,121
Twilio, Inc., Class A(b)(c)	54	5,577
Universal Display Corp.	20	3,884
VeriSign, Inc.(b)	45	8,583
ViaSat, Inc.(b)	24	1,764
Visa, Inc., Class A	645	119,009
VMware, Inc., Class A	36	5,602
Western Union Co. (The)	80	2,150
WEX, Inc.(b)	11	2,212
Workday, Inc., Class A(b)	75	13,434
Xerox Holdings Corp.	69	2,686
Xilinx, Inc.	116	10,763
Zebra Technologies Corp., Class A(b)	17	4,266
Zendesk, Inc.(b)	49	3,871
Zscaler, Inc.(b)(c)	29	1,512
		1,960,244
Materials-2.20%
Air Products and Chemicals, Inc.	92	21,742
AptarGroup, Inc.	22	2,467
Avery Dennison Corp.	16	2,086
Ball Corp.	155	10,239
Berry Global Group, Inc.(b)	32	1,494

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Celanese Corp.	16	$2,009
CF Industries Holdings, Inc.	44	2,033
Corteva, Inc.	176	4,580
Crown Holdings, Inc.(b)	54	4,099
Dow, Inc.	176	9,393
DuPont de Nemours, Inc.	31	2,009
Ecolab, Inc.	98	18,294
FMC Corp.	26	2,547
International Flavors & Fragrances, Inc.	31	4,378
International Paper Co.	41	1,900
Linde PLC (United Kingdom)	194	40,005
Martin Marietta Materials, Inc.	11	2,952
Newmont Goldcorp Corp.	84	3,226
PPG Industries, Inc.	64	8,246
RPM International, Inc.	40	2,949
Sherwin-Williams Co. (The)	24	13,995
Sonoco Products Co.	36	2,179
Vulcan Materials Co.	27	3,830
		166,652
Real Estate-4.65%
Alexandria Real Estate Equities, Inc.	40	6,501
American Campus Communities, Inc.	42	2,018
American Homes 4 Rent, Class A	82	2,190
American Tower Corp.	202	43,234
Americold Realty Trust	87	3,273
Apartment Investment & Management Co., Class A	57	3,065
AvalonBay Communities, Inc.	54	11,578
Boston Properties, Inc.	50	6,927
Brixmor Property Group, Inc.	90	1,975
Camden Property Trust	31	3,458
CBRE Group, Inc., Class A(b)	64	3,649
Crown Castle International Corp.	167	22,321
CubeSmart	54	1,665
CyrusOne, Inc.	35	2,180
Digital Realty Trust, Inc.	65	7,862
Douglas Emmett, Inc.	45	1,983
Duke Realty Corp.	106	3,729
EPR Properties	30	2,128
Equinix, Inc.	32	18,139
Equity LifeStyle Properties, Inc.	70	5,186
Equity Residential	139	11,829
Essex Property Trust, Inc.	25	7,804
Extra Space Storage, Inc.	37	3,924
Federal Realty Investment Trust	26	3,434
Gaming and Leisure Properties, Inc.	71	2,996
Healthcare Trust of America, Inc., Class A	67	2,033
Healthpeak Properties, Inc.	207	7,220
Host Hotels & Resorts, Inc.	125	2,186
Invitation Homes, Inc.	137	4,183
Iron Mountain, Inc.	64	2,056
Kilroy Realty Corp.	24	1,998
Kimco Realty Corp.	136	2,940
Lamar Advertising Co., Class A	30	2,503
Liberty Property Trust	45	2,773
Medical Properties Trust, Inc.	167	3,467
Mid-America Apartment Communities, Inc.	42	5,717
National Retail Properties, Inc.	66	3,679
Omega Healthcare Investors, Inc.	86	3,614
Outfront Media, Inc.	60	1,499
Park Hotels & Resorts, Inc.	55	1,301
Prologis, Inc.	236	21,606
Public Storage	44	9,270
	Shares	Value
Real Estate-(continued)
Realty Income Corp.	134	$10,268
Regency Centers Corp.	55	3,577
SBA Communications Corp., Class A	47	11,114
Simon Property Group, Inc.	90	13,609
STORE Capital Corp.	86	3,501
Sun Communities, Inc.	35	5,765
UDR, Inc.	107	5,141
Ventas, Inc.	139	8,105
VEREIT, Inc.	384	3,748
VICI Properties, Inc.	136	3,363
Vornado Realty Trust	32	2,066
Welltower, Inc.	182	15,392
WP Carey, Inc.	66	5,506
		352,248
Utilities-4.48%
AES Corp. (The)	266	5,030
Alliant Energy Corp.	90	4,770
Ameren Corp.	102	7,582
American Electric Power Co., Inc.	216	19,732
American Water Works Co., Inc.	80	9,682
Aqua America, Inc.	76	3,365
Atmos Energy Corp.	41	4,385
CenterPoint Energy, Inc.	176	4,323
CMS Energy Corp.	116	7,111
Consolidated Edison, Inc.	120	10,427
Dominion Energy, Inc.	280	23,271
DTE Energy Co.	77	9,620
Duke Energy Corp.	269	23,718
Edison International	75	5,182
Entergy Corp.	77	8,962
Evergy, Inc.	76	4,809
Eversource Energy	137	11,322
Exelon Corp.	352	15,629
FirstEnergy Corp.	209	9,967
Hawaiian Electric Industries, Inc.	44	1,921
IDACORP, Inc.	17	1,786
NextEra Energy, Inc.	190	44,426
NiSource, Inc.	132	3,491
NRG Energy, Inc.	70	2,781
OGE Energy Corp.	79	3,323
Pinnacle West Capital Corp.	45	3,933
PPL Corp.	230	7,827
Public Service Enterprise Group, Inc.	172	10,201
Sempra Energy	100	14,727
Southern Co. (The)	409	25,354
UGI Corp.	50	2,177
Vistra Energy Corp.	104	2,759
WEC Energy Group, Inc.	136	12,056
Xcel Energy, Inc.	221	13,589
		339,238
Total Common Stocks & Other Equity Interests (Cost $6,238,391)		7,571,036
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $1,071)	1,071	1,071
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $6,239,462)		7,572,107

Invesco Russell 1000® Momentum Factor ETF (OMOM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	14,469	$14,469
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	4,432	4,434
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,903)		18,903
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $6,258,365)		7,591,010
OTHER ASSETS LESS LIABILITIES-(0.19)%		(14,613)
NET ASSETS-100.00%		$7,576,397
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Quality Factor ETF (OQAL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-11.19%
Activision Blizzard, Inc.	240	$13,159
Alphabet, Inc., Class A(b)	112	146,058
Alphabet, Inc., Class C(b)	114	148,765
Cable One, Inc.	1	1,535
Electronic Arts, Inc.(b)	116	11,717
Facebook, Inc., Class A(b)	997	201,035
Fox Corp., Class A	116	4,148
Fox Corp., Class B	54	1,889
IAC/InterActiveCorp.(b)	18	4,009
Madison Square Garden Co. (The), Class A(b)	7	1,973
Match Group, Inc.(c)	22	1,551
New York Times Co. (The), Class A	44	1,419
Roku, Inc.(b)	27	4,330
Sirius XM Holdings, Inc.(c)	405	2,827
Take-Two Interactive Software, Inc.(b)	46	5,582
TripAdvisor, Inc.	40	1,136
Verizon Communications, Inc.	912	54,939
Walt Disney Co. (The)	574	87,007
World Wrestling Entertainment, Inc., Class A	17	1,054
Zynga, Inc., Class A(b)	336	2,093
		696,226
Consumer Discretionary-14.01%
Advance Auto Parts, Inc.	22	3,456
Amazon.com, Inc.(b)	134	241,307
Aptiv PLC	70	6,572
AutoZone, Inc.(b)	7	8,245
Best Buy Co., Inc.	96	7,741
Booking Holdings, Inc.(b)	18	34,272
BorgWarner, Inc.	67	2,817
Burlington Stores, Inc.(b)	22	4,950
Carnival Corp.	117	5,274
Carter’s, Inc.	16	1,653
Chipotle Mexican Grill, Inc.(b)	10	8,139
Columbia Sportswear Co.	12	1,110
Darden Restaurants, Inc.	51	6,040
Dollar General Corp.	97	15,264
Dollar Tree, Inc.(b)	69	6,311
Domino’s Pizza, Inc.	16	4,709
Dunkin’ Brands Group, Inc.	19	1,454
eBay, Inc.	269	9,555
Etsy, Inc.(b)	42	1,822
Expedia Group, Inc.	34	3,456
Five Below, Inc.(b)	20	2,474
Foot Locker, Inc.	47	1,882
frontdoor, Inc.(b)	34	1,539
Gap, Inc. (The)	85	1,412
Garmin Ltd.	60	5,861
Gentex Corp.	109	3,096
Genuine Parts Co.	45	4,697
Grand Canyon Education, Inc.(b)	16	1,363
GrubHub, Inc.(b)	22	949
H&R Block, Inc.	67	1,633
Home Depot, Inc. (The)	453	99,891
Kohl’s Corp.	57	2,680
L Brands, Inc.	55	1,053
Las Vegas Sands Corp.	108	6,777
Lear Corp.	25	3,008
Leggett & Platt, Inc.	40	2,093
Lowe’s Cos., Inc.	253	29,679
Lululemon Athletica, Inc.(b)	52	11,736
Macy’s, Inc.(c)	69	1,057
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	63	$8,843
McDonald’s Corp.	202	39,285
Mohawk Industries, Inc.(b)	14	1,951
NIKE, Inc., Class B	542	50,672
NVR, Inc.(b)	1	3,792
Ollie’s Bargain Outlet Holdings, Inc.(b)	20	1,308
O’Reilly Automotive, Inc.(b)	27	11,942
Planet Fitness, Inc., Class A(b)	28	2,070
Pool Corp.	9	1,858
PulteGroup, Inc.	86	3,410
PVH Corp.	18	1,745
Qurate Retail, Inc., Class A(b)	110	1,041
Ralph Lauren Corp.	19	2,039
Ross Stores, Inc.	153	17,771
Skechers U.S.A., Inc., Class A(b)	50	2,011
Starbucks Corp.	517	44,167
Tapestry, Inc.	79	2,124
Target Corp.	138	17,251
Tesla, Inc.(b)(c)	37	12,208
Thor Industries, Inc.	22	1,403
Tiffany & Co.	40	5,352
TJX Cos., Inc. (The)	528	32,277
Toll Brothers, Inc.	32	1,285
Tractor Supply Co.	49	4,628
Ulta Beauty, Inc.(b)	24	5,613
Under Armour, Inc., Class A(b)(c)	67	1,266
Under Armour, Inc., Class C(b)(c)	69	1,194
Vail Resorts, Inc.	11	2,669
VF Corp.	111	9,828
Whirlpool Corp.	16	2,290
Williams-Sonoma, Inc.	32	2,221
Yum China Holdings, Inc. (China)	154	6,856
Yum! Brands, Inc.	121	12,181
		871,578
Consumer Staples-6.55%
Altria Group, Inc.	471	23,409
Brown-Forman Corp., Class B	48	3,255
Church & Dwight Co., Inc.	68	4,776
Clorox Co. (The)	30	4,447
Colgate-Palmolive Co.	307	20,821
Costco Wholesale Corp.	145	43,472
Estee Lauder Cos., Inc. (The), Class A	86	16,810
Herbalife Nutrition Ltd.(b)	38	1,733
Hormel Foods Corp.	100	4,453
Ingredion, Inc.	19	1,580
Kimberly-Clark Corp.	114	15,543
Monster Beverage Corp.(b)	168	10,050
PepsiCo., Inc.	438	59,494
Philip Morris International, Inc.	523	43,372
Procter & Gamble Co. (The)	758	92,522
Sysco Corp.	121	9,747
Walgreens Boots Alliance, Inc.	254	15,138
Walmart, Inc.	310	36,918
		407,540
Energy-5.17%
Apache Corp.	84	1,871
Cabot Oil & Gas Corp.	170	2,710
Chevron Corp.	729	85,388
Cimarex Energy Co.	39	1,793
ConocoPhillips	446	26,733
Devon Energy Corp.	155	3,393

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	235	$16,661
EQT Corp.	85	742
Exxon Mobil Corp.	1,687	114,935
Halliburton Co.	193	4,051
Helmerich & Payne, Inc.	39	1,542
HollyFrontier Corp.	63	3,248
Marathon Oil Corp.	258	3,006
Occidental Petroleum Corp.	282	10,877
Parsley Energy, Inc., Class A	69	1,034
Phillips 66	173	19,847
Pioneer Natural Resources Co.	68	8,693
Valero Energy Corp.	156	14,896
		321,420
Financials-2.93%
Brown & Brown, Inc.	71	2,679
Cboe Global Markets, Inc.	48	5,707
Credit Acceptance Corp.(b)	6	2,583
Eaton Vance Corp.	63	2,972
Erie Indemnity Co., Class A	14	2,370
Evercore, Inc., Class A	23	1,780
FactSet Research Systems, Inc.	15	3,895
Fidelity National Financial, Inc.	100	4,763
Franklin Resources, Inc.	147	4,041
Janus Henderson Group PLC (United Kingdom)	64	1,626
Lazard Ltd., Class A	58	2,241
LendingTree, Inc.(b)	5	1,803
LPL Financial Holdings, Inc.	36	3,325
MarketAxess Holdings, Inc.	21	8,480
Marsh & McLennan Cos., Inc.	222	23,991
MGIC Investment Corp.	193	2,781
Moody’s Corp.	93	21,080
Morningstar, Inc.	8	1,257
MSCI, Inc.	47	12,182
Progressive Corp. (The)	200	14,610
S&P Global, Inc.	141	37,316
SEI Investments Co.	74	4,775
T. Rowe Price Group, Inc.	132	16,310
		182,567
Health Care-14.01%
Abbott Laboratories	382	32,642
AbbVie, Inc.	549	48,164
ABIOMED, Inc.(b)	18	3,531
Agilent Technologies, Inc.	106	8,562
Align Technology, Inc.(b)	34	9,430
AmerisourceBergen Corp.	34	2,989
Amgen, Inc.	225	52,812
Baxter International, Inc.	170	13,935
Biogen, Inc.(b)	82	24,584
Bio-Techne Corp.	10	2,182
Bristol-Myers Squibb Co.	646	36,783
Bruker Corp.	31	1,587
Cerner Corp.	119	8,519
Chemed Corp.	7	3,010
Danaher Corp.	151	22,043
Edwards Lifesciences Corp.(b)	88	21,555
Elanco Animal Health, Inc.(b)	108	2,993
Eli Lilly and Co.	282	33,093
Encompass Health Corp.	21	1,485
Exelixis, Inc.(b)	116	1,929
Gilead Sciences, Inc.	359	24,139
Humana, Inc.	51	17,403
	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)	7	$1,312
IDEXX Laboratories, Inc.(b)	35	8,805
Illumina, Inc.(b)	38	12,189
Incyte Corp.(b)	69	6,497
Intuitive Surgical, Inc.(b)	41	24,309
Ionis Pharmaceuticals, Inc.(b)	34	2,175
Jazz Pharmaceuticals PLC(b)	15	2,267
Johnson & Johnson	993	136,528
Laboratory Corp. of America Holdings(b)	22	3,790
Masimo Corp.(b)	19	2,946
McKesson Corp.	59	8,534
Merck & Co., Inc.	860	74,975
Mettler-Toledo International, Inc.(b)	9	6,475
Nektar Therapeutics(b)	61	1,238
Penumbra, Inc.(b)	13	2,300
Pfizer, Inc.	1,543	59,436
PRA Health Sciences, Inc.(b)	17	1,850
Regeneron Pharmaceuticals, Inc.(b)	32	11,808
ResMed, Inc.	57	8,527
STERIS PLC	24	3,627
United Therapeutics Corp.(b)	15	1,384
UnitedHealth Group, Inc.	271	75,845
Universal Health Services, Inc., Class B	17	2,371
Varian Medical Systems, Inc.(b)	36	4,814
Veeva Systems, Inc., Class A(b)	45	6,713
Vertex Pharmaceuticals, Inc.(b)	78	17,296
Waters Corp.(b)	29	6,440
West Pharmaceutical Services, Inc.	29	4,264
		872,085
Industrials-9.76%
3M Co.	197	33,445
A.O. Smith Corp.	58	2,807
Acuity Brands, Inc.	15	1,962
AGCO Corp.	20	1,563
Alaska Air Group, Inc.	33	2,277
Allegion PLC	22	2,641
Allison Transmission Holdings, Inc.	35	1,694
AMETEK, Inc.	51	5,050
Armstrong World Industries, Inc.	15	1,440
Boeing Co. (The)	191	69,940
BWX Technologies, Inc.	23	1,383
C.H. Robinson Worldwide, Inc.	54	4,150
Carlisle Cos., Inc.	16	2,496
Caterpillar, Inc.	128	18,525
Cintas Corp.	24	6,169
Copart, Inc.(b)	79	7,031
CoStar Group, Inc.(b)	13	7,967
CSX Corp.	210	15,023
Cummins, Inc.	64	11,703
Curtiss-Wright Corp.	11	1,510
Delta Air Lines, Inc.	181	10,373
Donaldson Co., Inc.	44	2,468
Dover Corp.	43	4,794
Eaton Corp. PLC	116	10,730
Emerson Electric Co.	193	14,255
Expeditors International of Washington, Inc.	74	5,532
Fastenal Co.	239	8,489
Fortune Brands Home & Security, Inc.	32	2,024
Graco, Inc.	70	3,382
HD Supply Holdings, Inc.(b)	49	1,951
HEICO Corp.(c)	12	1,559
HEICO Corp., Class A	24	2,411

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Hexcel Corp.	27	$2,150
Honeywell International, Inc.	237	42,316
Huntington Ingalls Industries, Inc.	16	4,027
IDEX Corp.	27	4,394
Illinois Tool Works, Inc.	116	20,222
Ingersoll-Rand PLC	54	7,080
ITT, Inc.	35	2,442
J.B. Hunt Transport Services, Inc.	34	3,931
JetBlue Airways Corp.(b)	96	1,850
Kansas City Southern	22	3,353
Knight-Swift Transportation Holdings, Inc.	53	1,960
Landstar System, Inc.	17	1,894
Lennox International, Inc.	14	3,582
Lincoln Electric Holdings, Inc.	23	2,122
Lockheed Martin Corp.	59	23,071
ManpowerGroup, Inc.	21	1,945
Masco Corp.	89	4,143
Nordson Corp.	14	2,322
Norfolk Southern Corp.	66	12,771
nVent Electric PLC	54	1,334
Old Dominion Freight Line, Inc.	27	5,173
Oshkosh Corp.	23	2,081
PACCAR, Inc.	95	7,730
Parker-Hannifin Corp.	38	7,554
Pentair PLC	70	3,105
Quanta Services, Inc.	38	1,582
Raytheon Co.	96	20,872
Robert Half International, Inc.	50	2,910
Rockwell Automation, Inc.	49	9,596
Rollins, Inc.	59	2,115
Snap-on, Inc.	19	3,049
Southwest Airlines Co.	195	11,240
Spirit AeroSystems Holdings, Inc., Class A	34	2,958
Stanley Black & Decker, Inc.	34	5,363
Teledyne Technologies, Inc.(b)	12	4,104
Textron, Inc.	59	2,728
Toro Co. (The)	43	3,362
Union Pacific Corp.	217	38,190
United Airlines Holdings, Inc.(b)	56	5,197
United Parcel Service, Inc., Class B	209	25,024
Verisk Analytics, Inc.	42	6,194
W.W. Grainger, Inc.	16	5,071
WABCO Holdings, Inc.(b)	19	2,560
Waste Management, Inc.	101	11,404
Watsco, Inc.(c)	13	2,314
XPO Logistics, Inc.(b)	25	2,067
		607,196
Information Technology-32.12%
Accenture PLC, Class A	273	54,917
Adobe, Inc.(b)	179	55,406
Akamai Technologies, Inc.(b)	49	4,269
Amdocs Ltd.	48	3,326
Amphenol Corp., Class A	85	8,840
ANSYS, Inc.(b)	29	7,386
Apple, Inc.	1,804	482,119
Applied Materials, Inc.	404	23,392
Arista Networks, Inc.(b)	19	3,707
Aspen Technology, Inc.(b)	29	3,637
Automatic Data Processing, Inc.	169	28,862
Booz Allen Hamilton Holding Corp.	32	2,328
Broadridge Financial Solutions, Inc.	40	4,948
Cadence Design Systems, Inc.(b)	100	7,025
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	1,537	$69,641
Citrix Systems, Inc.	37	4,174
Cognex Corp.	69	3,462
Cognizant Technology Solutions Corp., Class A	211	13,527
Cypress Semiconductor Corp.	99	2,321
Dolby Laboratories, Inc., Class A	25	1,722
EPAM Systems, Inc.(b)	20	4,237
Euronet Worldwide, Inc.(b)	17	2,672
F5 Networks, Inc.(b)	22	3,206
Fair Isaac Corp.(b)	10	3,677
Fiserv, Inc.(b)	94	10,927
FLIR Systems, Inc.	52	2,785
Fortinet, Inc.(b)	51	5,361
Genpact Ltd.	37	1,506
HP, Inc.	528	10,602
Intel Corp.	1,779	103,271
Intuit, Inc.	99	25,630
IPG Photonics Corp.(b)	13	1,847
Jack Henry & Associates, Inc.	29	4,406
Keysight Technologies, Inc.(b)	47	5,030
KLA Corp.	58	9,504
Lam Research Corp.	66	17,611
LogMeIn, Inc.	17	1,326
Manhattan Associates, Inc.(b)	27	2,255
Mastercard, Inc., Class A	516	150,791
Maxim Integrated Products, Inc.	77	4,364
Micron Technology, Inc.(b)	447	21,237
Microsoft Corp.	2,153	325,921
MKS Instruments, Inc.	21	2,232
Monolithic Power Systems, Inc.	16	2,571
National Instruments Corp.	49	2,064
NetApp, Inc.	100	6,059
NVIDIA Corp.	207	44,865
Palo Alto Networks, Inc.(b)	23	5,226
Paychex, Inc.	129	11,109
Paycom Software, Inc.(b)	17	4,706
PayPal Holdings, Inc.(b)	488	52,709
Qorvo, Inc.(b)	40	4,168
QUALCOMM, Inc.	312	26,068
salesforce.com, inc.(b)	192	31,275
ServiceNow, Inc.(b)	53	15,001
Skyworks Solutions, Inc.	66	6,488
Synopsys, Inc.(b)	50	7,052
Teradyne, Inc.	74	4,632
Texas Instruments, Inc.	408	49,046
Trade Desk, Inc. (The), Class A(b)	15	3,950
Tyler Technologies, Inc.(b)	12	3,482
Universal Display Corp.	15	2,913
VeriSign, Inc.(b)	41	7,820
Visa, Inc., Class A	970	178,975
VMware, Inc., Class A	33	5,135
Western Union Co. (The)	212	5,699
Xilinx, Inc.	87	8,072
Zebra Technologies Corp., Class A(b)	16	4,015
		1,998,507
Materials-2.06%
Air Products and Chemicals, Inc.	71	16,779
Albemarle Corp.	25	1,635
Avery Dennison Corp.	23	2,999
Ball Corp.	71	4,690
Celanese Corp.	43	5,400
CF Industries Holdings, Inc.	54	2,495

Invesco Russell 1000® Quality Factor ETF (OQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Corteva, Inc.	164	$4,267
Dow, Inc.	164	8,753
Eagle Materials, Inc.	14	1,288
Eastman Chemical Co.	30	2,351
Ecolab, Inc.	63	11,760
Huntsman Corp.	91	2,058
International Paper Co.	89	4,124
LyondellBasell Industries N.V., Class A	90	8,329
Newmont Goldcorp Corp.	187	7,181
Nucor Corp.	111	6,256
Packaging Corp. of America	27	3,021
PPG Industries, Inc.	64	8,246
Reliance Steel & Aluminum Co.	20	2,360
Royal Gold, Inc.	24	2,815
Sealed Air Corp.	35	1,321
Sherwin-Williams Co. (The)	21	12,246
Sonoco Products Co.	27	1,634
Steel Dynamics, Inc.	80	2,698
Valvoline, Inc.	60	1,359
Westrock Co.	56	2,258
		128,323
Real Estate-1.95%
Apartment Investment & Management Co., Class A	78	4,194
AvalonBay Communities, Inc.	42	9,005
CBRE Group, Inc., Class A(b)	154	8,781
Cousins Properties, Inc.	42	1,701
Duke Realty Corp.	101	3,553
Equity Commonwealth	47	1,544
Equity LifeStyle Properties, Inc.	54	4,000
Extra Space Storage, Inc.	38	4,030
Healthpeak Properties, Inc.	205	7,150
Host Hotels & Resorts, Inc.	350	6,122
Jones Lang LaSalle, Inc.	15	2,495
Lamar Advertising Co., Class A	33	2,753
Life Storage, Inc.	14	1,533
Medical Properties Trust, Inc.	209	4,339
Park Hotels & Resorts, Inc.	57	1,348
Prologis, Inc.	183	16,754
Public Storage	86	18,118
Simon Property Group, Inc.	130	19,657
	Shares	Value
Real Estate-(continued)
VICI Properties, Inc.	115	$2,844
Weingarten Realty Investors	53	1,688
		121,609
Utilities-0.16%
CenterPoint Energy, Inc.	114	2,800
IDACORP, Inc.	11	1,155
NRG Energy, Inc.	105	4,172
UGI Corp.	45	1,960
		10,087
Total Common Stocks & Other Equity Interests (Cost $5,202,101)		6,217,138
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $2,270)	2,270	2,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $5,204,371)		6,219,408
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	16,050	16,050
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	5,617	5,619
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,669)		21,669
TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $5,226,040)		6,241,077
OTHER ASSETS LESS LIABILITIES-(0.30)%		(18,386)
NET ASSETS-100.00%		$6,222,691

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Size Factor ETF (OSIZ)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.02%
Altice USA, Inc., Class A(b)	421	$10,769
AMC Networks, Inc., Class A(b)	101	3,881
Cable One, Inc.	8	12,280
CenturyLink, Inc.	1,431	20,735
Cinemark Holdings, Inc.	219	7,418
Discovery, Inc., Class A(b)(c)	176	5,798
Discovery, Inc., Class C(b)	396	12,086
DISH Network Corp., Class A(b)	385	13,156
Fox Corp., Class A	432	15,448
Fox Corp., Class B	241	8,430
GCI Liberty, Inc.(b)	188	13,346
Interpublic Group of Cos., Inc. (The)	626	14,022
John Wiley & Sons, Inc., Class A	105	4,962
Liberty Broadband Corp., Class A(b)	22	2,603
Liberty Broadband Corp., Class C(b)	97	11,591
Liberty Media Corp.-Liberty Formula One, Class A(b)	39	1,680
Liberty Media Corp.-Liberty Formula One, Class C(b)	314	14,158
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	110	5,357
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	204	9,896
Lions Gate Entertainment Corp., Class A(b)(c)	124	1,159
Lions Gate Entertainment Corp., Class B(b)	245	2,124
Live Nation Entertainment, Inc.(b)	152	10,611
Madison Square Garden Co. (The), Class A(b)	35	9,862
Match Group, Inc.(c)	109	7,682
New York Times Co. (The), Class A	312	10,062
News Corp., Class A	672	8,655
News Corp., Class B	212	2,792
Nexstar Media Group, Inc., Class A	90	9,694
Roku, Inc.(b)	139	22,292
Sinclair Broadcast Group, Inc., Class A	130	4,528
Sirius XM Holdings, Inc.(c)	909	6,345
Sprint Corp.(b)	309	1,829
Take-Two Interactive Software, Inc.(b)	140	16,989
Telephone & Data Systems, Inc.	224	5,311
TripAdvisor, Inc.	202	5,737
United States Cellular Corp.(b)	35	1,187
Viacom, Inc., Class B	441	10,615
World Wrestling Entertainment, Inc., Class A(c)	95	5,892
Zayo Group Holdings, Inc.(b)	370	12,669
Zillow Group, Inc., Class A(b)(c)	130	5,078
Zillow Group, Inc., Class C(b)(c)	226	8,848
Zynga, Inc., Class A(b)	1,570	9,781
		367,358
Consumer Discretionary-12.62%
Advance Auto Parts, Inc.	91	14,294
Aramark	387	16,889
AutoNation, Inc.(b)	116	5,926
BorgWarner, Inc.	355	14,928
Bright Horizons Family Solutions, Inc.(b)	94	14,149
Brunswick Corp.	192	11,284
Burlington Stores, Inc.(b)	92	20,700
Caesars Entertainment Corp.(b)	1,080	14,083
Capri Holdings Ltd.(b)	282	10,473
CarMax, Inc.(b)	199	19,355
Carter’s, Inc.	95	9,814
Carvana Co.(b)(c)	91	8,674
Choice Hotels International, Inc.	71	6,905
Columbia Sportswear Co.	54	4,995
Darden Restaurants, Inc.	134	15,871
Dicks Sporting Goods, Inc.	159	7,284
Domino’s Pizza, Inc.	54	15,892
	Shares	Value
Consumer Discretionary-(continued)
Dunkin’ Brands Group, Inc.	152	$11,636
Etsy, Inc.(b)	199	8,635
Extended Stay America, Inc.	415	6,125
Five Below, Inc.(b)	95	11,752
Floor & Decor Holdings, Inc., Class A(b)	145	6,961
Foot Locker, Inc.	229	9,171
frontdoor, Inc.(b)	186	8,418
Gap, Inc. (The)	370	6,146
Garmin Ltd.	160	15,630
Gentex Corp.	499	14,172
Genuine Parts Co.	154	16,073
Goodyear Tire & Rubber Co. (The)	517	8,267
Graham Holdings Co., Class B	10	6,316
Grand Canyon Education, Inc.(b)	89	7,582
GrubHub, Inc.(b)	169	7,287
H&R Block, Inc.	391	9,533
Hanesbrands, Inc.	690	10,398
Harley-Davidson, Inc.	316	11,496
Hasbro, Inc.	145	14,746
Hilton Grand Vacations, Inc.(b)	211	7,307
Hyatt Hotels Corp., Class A	86	6,949
International Game Technology PLC(c)	225	3,341
Kohl’s Corp.	265	12,458
L Brands, Inc.	414	7,924
Lear Corp.	106	12,753
Leggett & Platt, Inc.	264	13,812
LKQ Corp.(b)	509	17,957
Macy’s, Inc.(c)	555	8,503
Mattel, Inc.(b)(c)	751	8,787
MGM Resorts International	606	19,362
Mohawk Industries, Inc.(b)	85	11,846
Newell Brands, Inc.	732	14,069
Nordstrom, Inc.(c)	215	8,207
Norwegian Cruise Line Holdings Ltd.(b)	276	14,805
NVR, Inc.(b)	4	15,168
Ollie’s Bargain Outlet Holdings, Inc.(b)	95	6,213
Penske Automotive Group, Inc.	75	3,787
Planet Fitness, Inc., Class A(b)	151	11,162
Polaris, Inc.	114	11,138
Pool Corp.	66	13,626
PulteGroup, Inc.	404	16,019
PVH Corp.	134	12,993
Qurate Retail, Inc., Class A(b)	775	7,331
Ralph Lauren Corp.	99	10,627
Service Corp. International	285	12,546
ServiceMaster Global Holdings, Inc.(b)	229	8,974
Six Flags Entertainment Corp.	170	7,392
Skechers U.S.A., Inc., Class A(b)	281	11,302
Tapestry, Inc.	470	12,638
Tempur Sealy International, Inc.(b)	100	8,488
Thor Industries, Inc.	120	7,652
Tiffany & Co.	164	21,943
Toll Brothers, Inc.	264	10,605
Tractor Supply Co.	149	14,072
Under Armour, Inc., Class A(b)(c)	387	7,310
Under Armour, Inc., Class C(b)	391	6,764
Urban Outfitters, Inc.(b)	193	4,952
Vail Resorts, Inc.	62	15,046
Wayfair, Inc., Class A(b)(c)	91	7,728
Wendy’s Co. (The)	384	8,233
Whirlpool Corp.	105	15,025
Williams-Sonoma, Inc.	161	11,173

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Destinations, Inc.	205	$9,942
Wyndham Hotels & Resorts, Inc.	186	10,775
Wynn Resorts, Ltd.	127	15,348
Yum China Holdings, Inc. (China)	380	16,918
		922,830
Consumer Staples-2.72%
Beyond Meat, Inc.(b)(c)	17	1,410
Brown-Forman Corp., Class A	34	2,169
Bunge Ltd.	237	12,651
Campbell Soup Co.	222	10,339
Casey’s General Stores, Inc.	74	12,859
Conagra Brands, Inc.	574	16,571
Coty, Inc., Class A	426	4,916
Energizer Holdings, Inc.(c)	144	7,184
Flowers Foods, Inc.	390	8,397
Hain Celestial Group, Inc. (The)(b)	215	5,315
Herbalife Nutrition Ltd.(b)	189	8,620
Ingredion, Inc.	131	10,895
JM Smucker Co. (The)	125	13,136
Keurig Dr Pepper, Inc.(c)	70	2,166
Lamb Weston Holdings, Inc.	230	19,316
Molson Coors Brewing Co., Class B	234	11,812
Nu Skin Enterprises, Inc., Class A	126	4,818
Pilgrim’s Pride Corp.(b)	95	2,993
Post Holdings, Inc.(b)	109	11,511
Spectrum Brands Holdings, Inc.	94	5,877
Sprouts Farmers Market, Inc.(b)	274	5,425
TreeHouse Foods, Inc.(b)(c)	125	6,111
US Foods Holding Corp.(b)	370	14,715
		199,206
Energy-2.83%
Antero Midstream Corp.(c)	409	1,873
Antero Resources Corp.(b)	626	1,246
Apache Corp.	553	12,321
Apergy Corp.(b)	180	4,597
Baker Hughes Co.	691	15,492
Cabot Oil & Gas Corp.	566	9,022
Centennial Resource Development, Inc., Class A(b)	432	1,335
Chesapeake Energy Corp.(b)	2,901	1,727
Cimarex Energy Co.	186	8,550
Continental Resources, Inc.	101	3,119
Devon Energy Corp.	586	12,828
EQT Corp.	511	4,461
Equitrans Midstream Corp.	399	3,978
Helmerich & Payne, Inc.	205	8,104
HollyFrontier Corp.	288	14,846
Kosmos Energy Ltd. (Ghana)	839	5,009
Marathon Oil Corp.	1,115	12,990
Murphy Oil Corp.	340	7,823
National Oilwell Varco, Inc.	634	14,297
Noble Energy, Inc.	669	13,888
Parsley Energy, Inc., Class A	529	7,924
Patterson-UTI Energy, Inc.	481	4,300
PBF Energy, Inc., Class A	265	8,295
Range Resources Corp.(c)	494	1,724
Targa Resources Corp.	354	12,932
Transocean Ltd.(b)	1,235	6,150
WPX Energy, Inc.(b)	850	8,364
		207,195
	Shares	Value
Financials-14.72%
Affiliated Managers Group, Inc.	105	$8,964
AGNC Investment Corp.	838	14,514
Alleghany Corp.(b)	21	16,381
Ally Financial, Inc.	519	16,525
American Financial Group, Inc.	112	12,288
American National Insurance Co.	16	1,888
Annaly Capital Management, Inc.	1,750	16,328
Arch Capital Group Ltd.(b)	435	18,257
Associated Banc-Corp.	357	7,654
Assurant, Inc.	114	15,147
Assured Guaranty Ltd.	206	10,228
Athene Holding Ltd., Class A(b)	274	12,335
AXA Equitable Holdings, Inc.	412	10,193
Axis Capital Holdings Ltd.	162	9,587
Bank of Hawaii Corp.	90	8,110
Bank OZK	260	7,717
BankUnited, Inc.	215	7,538
BGC Partners, Inc., Class A	701	4,066
BOK Financial Corp.	62	5,167
Brighthouse Financial, Inc.(b)	242	9,961
Brown & Brown, Inc.	364	13,737
Cboe Global Markets, Inc.	139	16,527
Chimera Investment Corp.	407	8,291
CIT Group, Inc.	195	8,876
CNA Financial Corp.	35	1,565
Comerica, Inc.	209	14,716
Commerce Bancshares, Inc.(c)	179	11,998
Credit Acceptance Corp.(b)	17	7,318
Cullen/Frost Bankers, Inc.	107	10,011
E*TRADE Financial Corp.	333	14,752
East West Bancorp, Inc.	270	12,371
Eaton Vance Corp.	229	10,802
Erie Indemnity Co., Class A	35	5,926
Evercore, Inc., Class A	90	6,964
Everest Re Group, Ltd.	57	15,462
F.N.B. Corp.	701	8,706
FactSet Research Systems, Inc.	51	13,242
Fidelity National Financial, Inc.	365	17,385
First American Financial Corp.	204	12,978
First Citizens BancShares, Inc., Class A	16	8,317
First Hawaiian, Inc.	296	8,448
First Horizon National Corp.	646	10,388
Franklin Resources, Inc.	275	7,560
Globe Life, Inc.	163	16,750
Hanover Insurance Group, Inc. (The)	80	10,874
Huntington Bancshares, Inc.	1,226	18,255
Interactive Brokers Group, Inc., Class A	155	7,505
Invesco Ltd.(d)	640	11,238
Janus Henderson Group PLC (United Kingdom)	345	8,763
Jefferies Financial Group, Inc.	500	10,450
Kemper Corp.	117	8,649
Lazard Ltd., Class A	234	9,042
Legg Mason, Inc.	189	7,386
LendingTree, Inc.(b)	16	5,768
Lincoln National Corp.	254	14,999
LPL Financial Holdings, Inc.	147	13,575
Markel Corp.(b)	15	17,033
MarketAxess Holdings, Inc.	49	19,787
Mercury General Corp.	60	2,939
MFA Financial, Inc.	996	7,629
MGIC Investment Corp.	705	10,159
Morningstar, Inc.	36	5,656

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Nasdaq, Inc.	121	$12,681
Navient Corp.	469	6,730
New Residential Investment Corp.	745	11,548
New York Community Bancorp, Inc.	914	10,895
Old Republic International Corp.	495	11,167
OneMain Holdings, Inc.	136	5,860
PacWest Bancorp	242	9,012
People’s United Financial, Inc.	722	11,913
Pinnacle Financial Partners, Inc.	162	9,950
Popular, Inc.	193	10,675
Primerica, Inc.	84	11,243
Principal Financial Group, Inc.	304	16,750
Prosperity Bancshares, Inc.	135	9,484
Raymond James Financial, Inc.	164	14,730
Regions Financial Corp.	1,135	18,886
Reinsurance Group of America, Inc.	95	15,719
RenaissanceRe Holdings Ltd. (Bermuda)	72	13,560
Santander Consumer USA Holdings, Inc.	171	4,027
SEI Investments Co.	218	14,068
Signature Bank	97	11,966
SLM Corp.	901	7,686
Starwood Property Trust, Inc.	494	12,103
Sterling Bancorp	434	8,862
SVB Financial Group(b)	73	16,916
Synovus Financial Corp.	295	11,237
TCF Financial Corp.	181	7,691
Texas Capital Bancshares, Inc.(b)	114	6,589
TFS Financial Corp.	97	1,968
Two Harbors Investment Corp.	596	8,666
Umpqua Holdings Corp.	479	7,841
Unum Group	371	11,405
Virtu Financial, Inc., Class A(c)	109	1,809
Voya Financial, Inc.	247	14,395
W.R. Berkley Corp.	190	12,920
Webster Financial Corp.	191	9,300
Western Alliance Bancorp	200	10,432
White Mountains Insurance Group Ltd.	7	7,748
Wintrust Financial Corp.	120	8,149
Zions Bancorp. N.A.	299	14,884
		1,077,110
Health Care-10.34%
ABIOMED, Inc.(b)	56	10,986
Acadia Healthcare Co., Inc.(b)	196	6,303
Agios Pharmaceuticals, Inc.(b)	117	4,551
Alkermes PLC(b)	341	7,168
Alnylam Pharmaceuticals, Inc.(b)	180	21,085
BioMarin Pharmaceutical, Inc.(b)	191	15,416
Bio-Rad Laboratories, Inc., Class A(b)	37	13,667
Bio-Techne Corp.	64	13,968
Bluebird Bio, Inc.(b)(c)	97	7,851
Bruker Corp.	184	9,419
Cantel Medical Corp.	84	6,460
Cardinal Health, Inc.	364	20,031
Catalent, Inc.(b)	260	13,517
Charles River Laboratories International, Inc.(b)	90	13,073
Chemed Corp.	31	13,331
Cooper Cos., Inc. (The)	52	16,281
Covetrus, Inc.(b)(c)	221	3,163
DaVita, Inc.(b)	221	15,861
DENTSPLY SIRONA, Inc.	272	15,379
DexCom, Inc.(b)	122	27,732
Elanco Animal Health, Inc.(b)	472	13,079
	Shares	Value
Health Care-(continued)
Encompass Health Corp.	188	$13,293
Exact Sciences Corp.(b)	149	12,071
Exelixis, Inc.(b)	551	9,163
Guardant Health, Inc.(b)	60	4,660
Henry Schein, Inc.(b)	221	15,227
Hill-Rom Holdings, Inc.	121	12,972
Hologic, Inc.(b)	340	17,449
Horizon Therapeutics Plc(b)	376	12,325
ICU Medical, Inc.(b)	40	7,499
Insulet Corp.(b)	106	19,684
Integra LifeSciences Holdings Corp.(b)	149	9,088
Ionis Pharmaceuticals, Inc.(b)	190	12,152
Jazz Pharmaceuticals PLC(b)	96	14,508
Masimo Corp.(b)	81	12,561
MEDNAX, Inc.(b)	199	5,198
Molina Healthcare, Inc.(b)	96	13,008
Mylan N.V.(b)	806	15,137
Nektar Therapeutics(b)	320	6,493
Neurocrine Biosciences, Inc.(b)	150	17,492
Penumbra, Inc.(b)	62	10,969
PerkinElmer, Inc.	160	14,864
Perrigo Co. PLC	243	12,449
PRA Health Sciences, Inc.(b)	110	11,969
Premier, Inc., Class A(b)	121	4,300
QIAGEN N.V.(b)	346	14,809
Quest Diagnostics, Inc.	159	16,941
Sage Therapeutics, Inc.(b)	79	12,227
Sarepta Therapeutics, Inc.(b)(c)	111	12,486
Seattle Genetics, Inc.(b)	152	18,293
STERIS PLC	112	16,928
Teleflex, Inc.	54	19,080
United Therapeutics Corp.(b)	97	8,949
Universal Health Services, Inc., Class B	115	16,041
Varian Medical Systems, Inc.(b)	119	15,914
Waters Corp.(b)	77	17,099
WellCare Health Plans, Inc.(b)	56	18,036
West Pharmaceutical Services, Inc.	116	17,055
		756,710
Industrials-14.62%
A.O. Smith Corp.	260	12,584
Acuity Brands, Inc.	79	10,332
ADT, Inc.(c)	231	2,134
AECOM(b)	315	13,649
AGCO Corp.	124	9,688
Air Lease Corp.	219	10,168
Alaska Air Group, Inc.	205	14,147
Allegion PLC	142	17,044
Allison Transmission Holdings, Inc.	230	11,132
AMERCO	15	5,433
American Airlines Group, Inc.(c)	501	14,399
Arconic, Inc.	582	18,019
Armstrong World Industries, Inc.	102	9,794
BWX Technologies, Inc.	197	11,846
C.H. Robinson Worldwide, Inc.	180	13,833
Carlisle Cos., Inc.	95	14,818
Clean Harbors, Inc.(b)	111	9,174
Colfax Corp.(b)	209	7,043
Copa Holdings S.A., Class A (Panama)	71	7,402
Crane Co.	101	8,390
Curtiss-Wright Corp.	85	11,671
Donaldson Co., Inc.	234	13,123
Dover Corp.	174	19,398

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Equifax, Inc.	129	$18,014
Expeditors International of Washington, Inc.	217	16,223
Flowserve Corp.	244	11,883
Fluor Corp.	296	5,162
Fortune Brands Home & Security, Inc.	250	15,815
Gardner Denver Holdings, Inc.(b)	226	7,655
Genesee & Wyoming, Inc., Class A(b)	107	11,925
Graco, Inc.	275	13,285
GrafTech International Ltd.(c)	139	1,959
HD Supply Holdings, Inc.(b)	291	11,588
HEICO Corp.(c)	42	5,455
HEICO Corp., Class A	86	8,638
Hexcel Corp.	154	12,263
Hubbell, Inc.	100	14,702
Huntington Ingalls Industries, Inc.	64	16,107
IAA, Inc.(b)	220	9,973
IDEX Corp.	97	15,786
ITT, Inc.	175	12,211
J.B. Hunt Transport Services, Inc.	129	14,915
Jacobs Engineering Group, Inc.	185	17,037
JetBlue Airways Corp.(b)	584	11,254
Kansas City Southern	133	20,272
KAR Auction Services, Inc.	220	4,646
Kirby Corp.(b)	120	10,124
Knight-Swift Transportation Holdings, Inc.	250	9,248
Landstar System, Inc.	85	9,470
Lennox International, Inc.	50	12,792
Lincoln Electric Holdings, Inc.	124	11,440
Lyft, Inc., Class A(b)	32	1,567
Macquarie Infrastructure Corp.	160	6,712
ManpowerGroup, Inc.	116	10,746
Masco Corp.	414	19,272
Middleby Corp. (The)(b)	94	10,881
MSC Industrial Direct Co., Inc., Class A	97	7,121
Nielsen Holdings PLC	584	11,417
Nordson Corp.	99	16,417
nVent Electric PLC	329	8,130
Old Dominion Freight Line, Inc.	89	17,052
Oshkosh Corp.	139	12,574
Owens Corning	213	14,284
Pentair PLC	315	13,970
Quanta Services, Inc.	287	11,951
Regal Beloit Corp.	95	7,764
Resideo Technologies, Inc.(b)	286	2,797
Robert Half International, Inc.	214	12,455
Rollins, Inc.	172	6,166
Ryder System, Inc.	119	6,246
Schneider National, Inc., Class B	135	3,071
Sensata Technologies Holding PLC(b)	283	14,572
Snap-on, Inc.	85	13,639
Spirit AeroSystems Holdings, Inc., Class A	165	14,353
Stericycle, Inc.(b)(c)	185	11,622
Teledyne Technologies, Inc.(b)	56	19,151
Textron, Inc.	325	15,028
Timken Co. (The)	147	7,731
Toro Co. (The)	188	14,698
TransUnion	232	20,024
Trinity Industries, Inc.	246	5,176
United Rentals, Inc.(b)	124	18,978
Univar Solutions, Inc.(b)	345	8,080
Valmont Industries, Inc.	50	7,157
W.W. Grainger, Inc.	49	15,531
	Shares	Value
Industrials-(continued)
WABCO Holdings, Inc.(b)	90	$12,127
Watsco, Inc.(c)	64	11,390
WESCO International, Inc.(b)	106	5,578
Westinghouse Air Brake Technologies Corp.	206	16,185
Woodward, Inc.	96	11,212
XPO Logistics, Inc.(b)	186	15,380
Xylem, Inc.	207	16,045
		1,069,313
Information Technology-17.32%
2U, Inc.(b)(c)	131	3,267
Akamai Technologies, Inc.(b)	197	17,163
Alliance Data Systems Corp.	79	8,446
Alteryx, Inc., Class A(b)(c)	97	11,012
Amdocs Ltd.	221	15,315
Anaplan, Inc.(b)	156	8,412
Arrow Electronics, Inc.(b)	167	13,300
Aspen Technology, Inc.(b)	112	14,045
Atlassian Corp. PLC, Class A(b)	115	14,618
Avalara, Inc.(b)	85	6,633
Avnet, Inc.	216	8,780
Black Knight, Inc.(b)	224	14,114
Booz Allen Hamilton Holding Corp.	212	15,425
Broadridge Financial Solutions, Inc.	126	15,587
CACI International, Inc., Class A(b)	49	11,727
CDK Global, Inc.	225	12,049
CDW Corp.	159	21,473
Cerence, Inc.(b)	71	1,105
Ceridian HCM Holding, Inc.(b)	107	6,459
Ciena Corp.(b)	301	11,426
Citrix Systems, Inc.	155	17,486
Cognex Corp.	289	14,502
Coherent, Inc.(b)	55	8,297
CommScope Holding Co., Inc.(b)	425	5,780
CoreLogic, Inc.(b)	179	7,416
Coupa Software, Inc.(b)	110	16,884
Cree, Inc.(b)	196	8,665
Cypress Semiconductor Corp.	662	15,524
Dell Technologies, Inc., Class C(b)	217	10,522
DocuSign, Inc.(b)	225	16,022
Dolby Laboratories, Inc., Class A	132	9,092
Dropbox, Inc., Class A(b)	412	7,618
DXC Technology Co.	324	12,095
EchoStar Corp., Class A(b)	112	4,712
Elastic N.V.(b)	69	5,479
Entegris, Inc.	278	13,155
EPAM Systems, Inc.(b)	76	16,101
Euronet Worldwide, Inc.(b)	80	12,575
F5 Networks, Inc.(b)	99	14,425
Fair Isaac Corp.(b)	44	16,181
FireEye, Inc.(b)	449	7,525
First Solar, Inc.(b)	150	8,286
FLIR Systems, Inc.	239	12,801
Fortinet, Inc.(b)	177	18,604
Gartner, Inc.(b)	99	15,886
Genpact Ltd.	290	11,803
GoDaddy, Inc., Class A(b)	209	13,873
Guidewire Software, Inc.(b)	130	15,838
HubSpot, Inc.(b)	67	10,117
IPG Photonics Corp.(b)	64	9,094
Jabil, Inc.	319	12,390
Jack Henry & Associates, Inc.	110	16,713
Juniper Networks, Inc.	546	13,683

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Keysight Technologies, Inc.(b)	210	$22,476
Leidos Holdings, Inc.	184	16,715
Littelfuse, Inc.	52	9,433
LogMeIn, Inc.	106	8,266
Manhattan Associates, Inc.(b)	134	11,190
Marvell Technology Group Ltd.	709	18,696
Maxim Integrated Products, Inc.	296	16,774
MKS Instruments, Inc.	115	12,222
MongoDB, Inc.(b)	46	6,840
Monolithic Power Systems, Inc.	84	13,497
National Instruments Corp.	260	10,951
NCR Corp.(b)	257	8,437
NetApp, Inc.	271	16,420
New Relic, Inc.(b)	87	5,918
NortonLifeLock, Inc.	757	18,849
Nuance Communications, Inc.(b)	571	10,238
Nutanix, Inc., Class A(b)	291	10,869
Okta, Inc.(b)	131	17,001
ON Semiconductor Corp.(b)	702	15,072
Paycom Software, Inc.(b)	60	16,609
Paylocity Holding Corp.(b)	62	7,584
Pegasystems, Inc.	71	5,511
Pluralsight, Inc., Class A(b)	140	2,379
Proofpoint, Inc.(b)	101	11,988
PTC, Inc.(b)	150	11,490
Pure Storage, Inc., Class A(b)	481	7,730
Qorvo, Inc.(b)	208	21,676
RealPage, Inc.(b)	151	8,310
RingCentral, Inc., Class A(b)	111	19,144
Sabre Corp.	520	11,664
Skyworks Solutions, Inc.	225	22,117
Smartsheet Inc., Class A(b)	182	8,632
SolarWinds Corp.(b)	86	1,663
SS&C Technologies Holdings, Inc.	244	14,652
Switch, Inc., Class A	146	2,301
SYNNEX Corp.	86	10,562
Teradata Corp.(b)	245	6,507
Teradyne, Inc.	294	18,401
Trade Desk, Inc. (The), Class A(b)	64	16,854
Trimble, Inc.(b)	354	14,348
Tyler Technologies, Inc.(b)	61	17,700
Ubiquiti, Inc.	24	4,733
Universal Display Corp.	74	14,372
ViaSat, Inc.(b)	107	7,864
Western Digital Corp.	394	19,830
Western Union Co. (The)	687	18,467
WEX, Inc.(b)	69	13,878
Xerox Holdings Corp.	332	12,925
Zebra Technologies Corp., Class A(b)	81	20,326
Zendesk, Inc.(b)	160	12,640
Zscaler, Inc.(b)(c)	95	4,952
		1,267,173
Materials-6.55%
Albemarle Corp.	187	12,226
Alcoa Corp.(b)	392	7,977
AptarGroup, Inc.	110	12,333
Ashland Global Holdings, Inc.	125	8,963
Avery Dennison Corp.	129	16,818
Axalta Coating Systems Ltd.(b)	392	11,160
Berry Global Group, Inc.(b)	239	11,159
Cabot Corp.	135	6,344
Celanese Corp.	160	20,091
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	339	$15,665
Chemours Co. (The)	356	5,621
Crown Holdings, Inc.(b)	221	16,774
Domtar Corp.	144	5,374
Eagle Materials, Inc.	96	8,835
Eastman Chemical Co.	210	16,458
Element Solutions, Inc.(b)	525	6,137
FMC Corp.	192	18,808
Freeport-McMoRan, Inc.	1,624	18,481
Graphic Packaging Holding Co.	625	10,169
Huntsman Corp.	482	10,903
International Flavors & Fragrances, Inc.	118	16,665
Martin Marietta Materials, Inc.	74	19,862
Mosaic Co. (The)	555	10,573
NewMarket Corp.	14	6,916
Nucor Corp.	332	18,712
Olin Corp.	364	6,377
Owens-Illinois, Inc.	359	3,547
Packaging Corp. of America	149	16,673
Reliance Steel & Aluminum Co.	125	14,748
Royal Gold, Inc.	125	14,659
RPM International, Inc.	225	16,589
Scotts Miracle-Gro Co. (The)	80	8,086
Sealed Air Corp.	281	10,602
Silgan Holdings, Inc.	172	5,299
Sonoco Products Co.	180	10,895
Southern Copper Corp. (Peru)	49	1,863
Steel Dynamics, Inc.	412	13,897
United States Steel Corp.(c)	407	5,340
Valvoline, Inc.	415	9,400
W.R. Grace & Co.	115	7,685
Westlake Chemical Corp.(c)	59	4,052
Westrock Co.	408	16,455
		479,191
Real Estate-10.09%
American Campus Communities, Inc.	245	11,770
American Homes 4 Rent, Class A	432	11,539
Americold Realty Trust	361	13,581
Apartment Investment & Management Co., Class A	253	13,604
Apple Hospitality REIT, Inc.	457	7,431
Brandywine Realty Trust	399	6,157
Brixmor Property Group, Inc.	597	13,098
Brookfield Property REIT, Inc., Class A	227	4,317
Camden Property Trust	134	14,948
Colony Capital, Inc.	1,104	5,387
Columbia Property Trust, Inc.	269	5,584
CoreSite Realty Corp.	77	8,731
Corporate Office Properties Trust	250	7,295
Cousins Properties, Inc.	182	7,369
CubeSmart	337	10,393
CyrusOne, Inc.	201	12,522
Douglas Emmett, Inc.	285	12,560
Duke Realty Corp.	487	17,133
Empire State Realty Trust, Inc., Class A	335	4,677
EPR Properties	139	9,858
Equity Commonwealth	254	8,344
Equity LifeStyle Properties, Inc.	232	17,186
Extra Space Storage, Inc.	143	15,165
Federal Realty Investment Trust	109	14,396
Gaming and Leisure Properties, Inc.	315	13,293
Healthcare Trust of America, Inc., Class A	376	11,412
Healthpeak Properties, Inc.	501	17,475

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Highwoods Properties, Inc.	207	$10,050
Host Hotels & Resorts, Inc.	854	14,936
Howard Hughes Corp. (The)(b)	84	9,274
Hudson Pacific Properties, Inc.	295	10,561
Invitation Homes, Inc.	453	13,830
Iron Mountain, Inc.	441	14,165
JBG SMITH Properties	235	9,372
Jones Lang LaSalle, Inc.	87	14,471
Kilroy Realty Corp.	170	14,151
Kimco Realty Corp.	694	15,004
Lamar Advertising Co., Class A	152	12,681
Liberty Property Trust	257	15,836
Life Storage, Inc.	95	10,404
Macerich Co. (The)(c)	275	7,406
Medical Properties Trust, Inc.	688	14,283
Mid-America Apartment Communities, Inc.	135	18,375
National Retail Properties, Inc.	249	13,879
Omega Healthcare Investors, Inc.	359	15,089
Outfront Media, Inc.	307	7,669
Paramount Group, Inc.	442	6,007
Park Hotels & Resorts, Inc.	380	8,987
Rayonier, Inc.	279	8,546
Regency Centers Corp.	222	14,439
Retail Properties of America, Class A	491	6,987
Service Properties Trust	340	7,919
SITE Centers Corp.	326	4,724
SL Green Realty Corp.	145	12,373
Spirit Realty Capital, Inc.	186	9,746
STORE Capital Corp.	346	14,086
Sun Communities, Inc.	115	18,942
Taubman Centers, Inc.	134	4,352
UDR, Inc.	342	16,433
VEREIT, Inc.	1,529	14,923
VICI Properties, Inc.	626	15,481
Vornado Realty Trust	213	13,753
Weingarten Realty Investors	261	8,310
WP Carey, Inc.	189	15,766
		738,435
Utilities-3.10%
AES Corp. (The)	921	17,416
Alliant Energy Corp.	314	16,642
Aqua America, Inc.	343	15,185
Atmos Energy Corp.	148	15,830
Avangrid, Inc.	57	2,767
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	556	$13,655
Evergy, Inc.	271	17,146
Hawaiian Electric Industries, Inc.	220	9,607
IDACORP, Inc.	99	10,400
MDU Resources Group, Inc.	390	11,326
National Fuel Gas Co.	165	7,428
NiSource, Inc.	521	13,781
NRG Energy, Inc.	405	16,091
OGE Energy Corp.	320	13,459
PG&E Corp.(b)	807	6,020
Pinnacle West Capital Corp.	155	13,546
UGI Corp.	268	11,671
Vistra Energy Corp.	549	14,565
		226,535
Total Common Stocks & Other Equity Interests (Cost $6,837,749)		7,311,056
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $3,446)	3,446	3,446
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $6,841,195)		7,314,502
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.75%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	151,157	151,157
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	50,322	50,342
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $201,498)		201,499
TOTAL INVESTMENTS IN SECURITIES-102.73% (Cost $7,042,693)		7,516,001
OTHER ASSETS LESS LIABILITIES-(2.73)%		(199,830)
NET ASSETS-100.00%		$7,316,171

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$8,038	$2,169	$-	$1,031	$-	$11,238	$198

Invesco Russell 1000® Size Factor ETF (OSIZ)—(continued)
November 30, 2019
(Unaudited)
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Value Factor ETF (OVLU)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-8.08%
Altice USA, Inc., Class A(b)	131	$3,351
AMC Networks, Inc., Class A(b)	35	1,345
AT&T, Inc.	5,224	195,273
CBS Corp., Class B	192	7,753
CenturyLink, Inc.	770	11,157
Charter Communications, Inc., Class A(b)	64	30,081
Cinemark Holdings, Inc.	56	1,897
Comcast Corp., Class A	2,343	103,443
Discovery, Inc., Class A(b)(c)	92	3,030
Discovery, Inc., Class C(b)	217	6,623
DISH Network Corp., Class A(b)	150	5,125
Fox Corp., Class A	141	5,042
Fox Corp., Class B	66	2,309
IAC/InterActiveCorp.(b)	17	3,786
Interpublic Group of Cos., Inc. (The)	225	5,040
John Wiley & Sons, Inc., Class A	29	1,371
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	44	2,143
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	87	4,220
Live Nation Entertainment, Inc.(b)	39	2,723
Nexstar Media Group, Inc., Class A	29	3,124
Omnicom Group, Inc.	129	10,253
Sinclair Broadcast Group, Inc., Class A	34	1,184
Sirius XM Holdings, Inc.(c)	441	3,078
Spotify Technology S.A.(b)	14	1,996
Sprint Corp.(b)	365	2,161
Take-Two Interactive Software, Inc.(b)	27	3,276
Telephone & Data Systems, Inc.	81	1,921
T-Mobile US, Inc.(b)	120	9,426
Verizon Communications, Inc.	2,444	147,227
Viacom, Inc., Class B	276	6,643
Zayo Group Holdings, Inc.(b)	76	2,602
		588,603
Consumer Discretionary-8.60%
Advance Auto Parts, Inc.	29	4,555
Aptiv PLC	141	13,237
Aramark	170	7,419
AutoNation, Inc.(b)	45	2,299
AutoZone, Inc.(b)	9	10,601
Best Buy Co., Inc.	189	15,241
BorgWarner, Inc.	164	6,896
Bright Horizons Family Solutions, Inc.(b)	10	1,505
Brunswick Corp.	57	3,350
Burlington Stores, Inc.(b)	24	5,400
Caesars Entertainment Corp.(b)	364	4,747
Capri Holdings Ltd.(b)	105	3,900
CarMax, Inc.(b)	84	8,170
Carnival Corp.	244	10,999
Carter’s, Inc.	25	2,583
Chipotle Mexican Grill, Inc.(b)	4	3,256
D.R. Horton, Inc.	186	10,295
Darden Restaurants, Inc.	41	4,856
Dicks Sporting Goods, Inc.	57	2,611
Dollar General Corp.	109	17,152
Domino’s Pizza, Inc.	9	2,649
Dunkin’ Brands Group, Inc.	19	1,454
eBay, Inc.	331	11,757
Expedia Group, Inc.	49	4,981
Extended Stay America, Inc.	80	1,181
Foot Locker, Inc.	91	3,645
Ford Motor Co.	3,354	30,387
Gap, Inc. (The)	182	3,023
	Shares	Value
Consumer Discretionary-(continued)
Garmin Ltd.	41	$4,005
General Motors Co.	1,062	38,232
Gentex Corp.	120	3,408
Genuine Parts Co.	81	8,454
Goodyear Tire & Rubber Co. (The)	196	3,134
Graham Holdings Co., Class B	2	1,263
H&R Block, Inc.	141	3,438
Hanesbrands, Inc.	261	3,933
Harley-Davidson, Inc.	126	4,584
Hasbro, Inc.	27	2,746
Kohl’s Corp.	137	6,440
L Brands, Inc.	190	3,637
Las Vegas Sands Corp.	144	9,036
Lear Corp.	52	6,256
Leggett & Platt, Inc.	71	3,715
Lennar Corp., Class A	204	12,169
LKQ Corp.(b)	199	7,021
Lowe’s Cos., Inc.	356	41,762
Lululemon Athletica, Inc.(b)	19	4,288
Macy’s, Inc.(c)	261	3,999
MGM Resorts International	262	8,371
Mohawk Industries, Inc.(b)	40	5,575
Newell Brands, Inc.	95	1,826
Nordstrom, Inc.(c)	91	3,473
Norwegian Cruise Line Holdings Ltd.(b)	136	7,295
NVR, Inc.(b)	1	3,792
Polaris, Inc.	36	3,517
Pool Corp.	9	1,858
PulteGroup, Inc.	201	7,970
PVH Corp.	61	5,915
Qurate Retail, Inc., Class A(b)	332	3,141
Ralph Lauren Corp.	26	2,791
Royal Caribbean Cruises Ltd.	89	10,682
Service Corp. International	65	2,861
Six Flags Entertainment Corp.	34	1,478
Skechers U.S.A., Inc., Class A(b)	82	3,298
Starbucks Corp.	517	44,167
Tapestry, Inc.	161	4,329
Target Corp.	386	48,254
Thor Industries, Inc.	45	2,870
Tiffany & Co.	40	5,352
TJX Cos., Inc. (The)	481	29,404
Toll Brothers, Inc.	106	4,258
Tractor Supply Co.	45	4,250
Ulta Beauty, Inc.(b)	14	3,274
Urban Outfitters, Inc.(b)	73	1,873
Vail Resorts, Inc.	10	2,427
VF Corp.	89	7,880
Wendy’s Co. (The)	87	1,865
Whirlpool Corp.	45	6,439
Williams-Sonoma, Inc.	52	3,609
Wyndham Destinations, Inc.	55	2,667
Wynn Resorts, Ltd.	30	3,625
Yum China Holdings, Inc. (China)	142	6,322
		626,377
Consumer Staples-5.97%
Altria Group, Inc.	793	39,412
Archer-Daniels-Midland Co.	295	12,664
Brown-Forman Corp., Class B	32	2,170
Bunge Ltd.	51	2,722
Campbell Soup Co.	70	3,260
Casey’s General Stores, Inc.	29	5,039

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	51	$3,582
Clorox Co. (The)	34	5,040
Conagra Brands, Inc.	182	5,254
Constellation Brands, Inc., Class A	71	13,210
Costco Wholesale Corp.	209	62,660
Flowers Foods, Inc.	72	1,550
General Mills, Inc.	259	13,810
Herbalife Nutrition Ltd.(b)	54	2,463
Hershey Co. (The)	41	6,075
Hormel Foods Corp.	87	3,874
Ingredion, Inc.	47	3,909
JM Smucker Co. (The)	40	4,204
Kellogg Co.	133	8,661
Kraft Heinz Co. (The)	52	1,586
Kroger Co. (The)	687	18,783
Lamb Weston Holdings, Inc.	41	3,443
McCormick & Co., Inc.	27	4,570
Molson Coors Brewing Co., Class B	129	6,512
Nu Skin Enterprises, Inc., Class A	27	1,032
Post Holdings, Inc.(b)	26	2,746
Spectrum Brands Holdings, Inc.	33	2,063
Sprouts Farmers Market, Inc.(b)	91	1,802
Sysco Corp.	281	22,635
TreeHouse Foods, Inc.(b)(c)	37	1,809
Tyson Foods, Inc., Class A	202	18,158
US Foods Holding Corp.(b)	166	6,602
Walgreens Boots Alliance, Inc.	656	39,098
Walmart, Inc.	876	104,323
		434,721
Energy-9.28%
Apache Corp.	285	6,350
Baker Hughes Co.	191	4,282
Cabot Oil & Gas Corp.	151	2,407
Cheniere Energy, Inc.(b)	92	5,570
Chesapeake Energy Corp.(b)	1,100	655
Chevron Corp.	1,144	133,997
Cimarex Energy Co.	80	3,678
Concho Resources, Inc.	117	8,490
ConocoPhillips	795	47,652
Continental Resources, Inc.	61	1,884
Devon Energy Corp.	347	7,596
Diamondback Energy, Inc.	55	4,254
EOG Resources, Inc.	331	23,468
EQT Corp.	130	1,135
Equitrans Midstream Corp.	89	887
Exxon Mobil Corp.	2,575	175,435
Halliburton Co.	655	13,748
Helmerich & Payne, Inc.	29	1,146
Hess Corp.	61	3,787
HollyFrontier Corp.	134	6,908
Kinder Morgan, Inc.	682	13,374
Marathon Oil Corp.	651	7,584
Marathon Petroleum Corp.	557	33,776
Murphy Oil Corp.(c)	122	2,807
National Oilwell Varco, Inc.	126	2,841
Noble Energy, Inc.	207	4,297
Occidental Petroleum Corp.	608	23,451
ONEOK, Inc.	150	10,658
Parsley Energy, Inc., Class A	164	2,457
PBF Energy, Inc., Class A	100	3,130
Phillips 66	388	44,511
Pioneer Natural Resources Co.	75	9,588
	Shares	Value
Energy-(continued)
Schlumberger Ltd.	678	$24,544
Targa Resources Corp.	102	3,726
Valero Energy Corp.	352	33,612
WPX Energy, Inc.(b)	225	2,214
		675,899
Financials-21.54%
Affiliated Managers Group, Inc.	36	3,073
Aflac, Inc.	459	25,172
AGNC Investment Corp.	155	2,685
Alleghany Corp.(b)	4	3,120
Allstate Corp. (The)	239	26,613
Ally Financial, Inc.	329	10,475
American Express Co.	304	36,516
American Financial Group, Inc.	56	6,144
Ameriprise Financial, Inc.	92	15,076
Annaly Capital Management, Inc.	545	5,085
Arch Capital Group Ltd.(b)	161	6,757
Arthur J. Gallagher & Co.	52	4,850
Associated Banc-Corp.	101	2,165
Assurant, Inc.	36	4,783
Assured Guaranty Ltd.	59	2,929
Athene Holding Ltd., Class A(b)	129	5,808
AXA Equitable Holdings, Inc.	210	5,195
Bank of America Corp.	5,637	187,825
Bank of Hawaii Corp.	17	1,532
Bank of New York Mellon Corp. (The)	538	26,346
Bank OZK	84	2,493
BankUnited, Inc.	74	2,594
BB&T Corp.	410	22,435
Brighthouse Financial, Inc.(b)	97	3,993
Brown & Brown, Inc.	61	2,302
Capital One Financial Corp.	395	39,504
Cboe Global Markets, Inc.	25	2,972
Charles Schwab Corp. (The)	729	36,085
Chimera Investment Corp.	99	2,017
Chubb Ltd.	189	28,630
Cincinnati Financial Corp.	37	3,961
CIT Group, Inc.	71	3,232
Citigroup, Inc.	1,852	139,122
Citizens Financial Group, Inc.	282	10,846
Comerica, Inc.	99	6,971
Commerce Bancshares, Inc.(c)	37	2,480
Credit Acceptance Corp.(b)	4	1,722
Cullen/Frost Bankers, Inc.	25	2,339
Discover Financial Services	245	20,793
E*TRADE Financial Corp.	142	6,291
East West Bancorp, Inc.	90	4,124
Eaton Vance Corp.	42	1,981
Evercore, Inc., Class A	32	2,476
Everest Re Group, Ltd.	12	3,255
F.N.B. Corp.	212	2,633
FactSet Research Systems, Inc.	7	1,818
Fidelity National Financial, Inc.	125	5,954
Fifth Third Bancorp	461	13,918
First American Financial Corp.	72	4,581
First Citizens BancShares, Inc., Class A	5	2,599
First Hawaiian, Inc.	61	1,741
First Horizon National Corp.	172	2,766
First Republic Bank	49	5,385
Franklin Resources, Inc.	172	4,728
Globe Life, Inc.	59	6,063
Goldman Sachs Group, Inc. (The)	276	61,093

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Hanover Insurance Group, Inc. (The)	25	$3,398
Hartford Financial Services Group, Inc. (The)	259	16,022
Huntington Bancshares, Inc.	612	9,113
Interactive Brokers Group, Inc., Class A	55	2,663
Invesco Ltd.(d)	239	4,197
Janus Henderson Group PLC (United Kingdom)	115	2,921
Jefferies Financial Group, Inc.	166	3,469
Kemper Corp.	26	1,922
KeyCorp	667	12,933
Lazard Ltd., Class A	86	3,323
Legg Mason, Inc.	42	1,641
Lincoln National Corp.	162	9,566
Loews Corp.	191	9,722
LPL Financial Holdings, Inc.	41	3,786
M&T Bank Corp.	65	10,708
Markel Corp.(b)	3	3,407
MarketAxess Holdings, Inc.	5	2,019
MetLife, Inc.	680	33,939
MGIC Investment Corp.	224	3,228
Morgan Stanley	813	40,227
MSCI, Inc.	14	3,629
Nasdaq, Inc.	36	3,773
Navient Corp.	177	2,540
New Residential Investment Corp.	101	1,565
New York Community Bancorp, Inc.	234	2,789
Northern Trust Corp.	96	10,295
Old Republic International Corp.	157	3,542
OneMain Holdings, Inc.	54	2,327
PacWest Bancorp	71	2,644
People’s United Financial, Inc.	172	2,838
Pinnacle Financial Partners, Inc.	37	2,273
PNC Financial Services Group, Inc. (The)	254	38,915
Popular, Inc.	69	3,816
Primerica, Inc.	19	2,543
Principal Financial Group, Inc.	229	12,618
Progressive Corp. (The)	323	23,595
Prosperity Bancshares, Inc.	24	1,686
Prudential Financial, Inc.	346	32,393
Raymond James Financial, Inc.	81	7,275
Regions Financial Corp.	696	11,581
Reinsurance Group of America, Inc.	46	7,611
RenaissanceRe Holdings Ltd. (Bermuda)	19	3,578
Santander Consumer USA Holdings, Inc.	87	2,049
SEI Investments Co.	46	2,968
Signature Bank	25	3,084
Starwood Property Trust, Inc.	106	2,597
State Street Corp.	312	23,431
Sterling Bancorp	111	2,267
SunTrust Banks, Inc.	237	16,789
SVB Financial Group(b)	24	5,562
Synchrony Financial	583	21,810
Synovus Financial Corp.	71	2,704
T. Rowe Price Group, Inc.	88	10,873
TCF Financial Corp.	53	2,252
TD Ameritrade Holding Corp.	81	4,198
Travelers Cos., Inc. (The)	146	19,961
U.S. Bancorp	786	47,184
Umpqua Holdings Corp.	127	2,079
Unum Group	172	5,287
Voya Financial, Inc.	117	6,819
W.R. Berkley Corp.	56	3,808
Webster Financial Corp.	46	2,240
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	2,829	$154,067
Western Alliance Bancorp	54	2,817
Willis Towers Watson PLC	34	6,679
Wintrust Financial Corp.	27	1,834
Zions Bancorp. N.A.	114	5,675
		1,569,110
Health Care-10.04%
AbbVie, Inc.	610	53,515
ABIOMED, Inc.(b)	6	1,177
Agilent Technologies, Inc.	79	6,381
AmerisourceBergen Corp.	119	10,461
Amgen, Inc.	291	68,304
Anthem, Inc.	136	39,258
Biogen, Inc.(b)	119	35,677
Bio-Rad Laboratories, Inc., Class A(b)	5	1,847
Cardinal Health, Inc.	222	12,217
Catalent, Inc.(b)	34	1,768
Centene Corp.(b)	298	18,020
Cerner Corp.	76	5,441
Charles River Laboratories International, Inc.(b)	15	2,179
Chemed Corp.	4	1,720
Cigna Corp.	163	32,587
Cooper Cos., Inc. (The)	9	2,818
CVS Health Corp.	944	71,055
DaVita, Inc.(b)	94	6,746
Elanco Animal Health, Inc.(b)	61	1,690
Encompass Health Corp.	51	3,606
Exelixis, Inc.(b)	141	2,345
Gilead Sciences, Inc.	558	37,520
HCA Healthcare, Inc.	195	27,039
Henry Schein, Inc.(b)	85	5,856
Hill-Rom Holdings, Inc.	19	2,037
Hologic, Inc.(b)	29	1,488
Humana, Inc.	86	29,346
IDEXX Laboratories, Inc.(b)	11	2,767
Incyte Corp.(b)	21	1,977
Ionis Pharmaceuticals, Inc.(b)	27	1,727
Jazz Pharmaceuticals PLC(b)	22	3,325
Laboratory Corp. of America Holdings(b)	45	7,753
McKesson Corp.	150	21,696
MEDNAX, Inc.(b)	67	1,750
Mettler-Toledo International, Inc.(b)	5	3,597
Molina Healthcare, Inc.(b)	39	5,284
Mylan N.V.(b)	400	7,512
Nektar Therapeutics(b)	104	2,110
PerkinElmer, Inc.	21	1,951
Perrigo Co. PLC	54	2,766
PRA Health Sciences, Inc.(b)	16	1,741
QIAGEN N.V.(b)	39	1,669
Quest Diagnostics, Inc.	60	6,393
Regeneron Pharmaceuticals, Inc.(b)	29	10,701
ResMed, Inc.	25	3,740
STERIS PLC	19	2,872
Teleflex, Inc.	7	2,473
United Therapeutics Corp.(b)	34	3,137
UnitedHealth Group, Inc.	457	127,901
Universal Health Services, Inc., Class B	51	7,114
Varian Medical Systems, Inc.(b)	19	2,541
Veeva Systems, Inc., Class A(b)	14	2,089
Waters Corp.(b)	16	3,553

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
WellCare Health Plans, Inc.(b)	22	$7,086
West Pharmaceutical Services, Inc.	14	2,058
		731,381
Industrials-10.38%
A.O. Smith Corp.	65	3,146
Acuity Brands, Inc.	19	2,485
AECOM(b)	121	5,243
AGCO Corp.	45	3,516
Air Lease Corp.	85	3,947
Alaska Air Group, Inc.	82	5,659
Allegion PLC	25	3,001
Allison Transmission Holdings, Inc.	74	3,582
AMERCO	5	1,811
American Airlines Group, Inc.(c)	336	9,657
AMETEK, Inc.	57	5,644
Arconic, Inc.	219	6,780
C.H. Robinson Worldwide, Inc.	84	6,455
Carlisle Cos., Inc.	24	3,744
Caterpillar, Inc.	328	47,471
Cintas Corp.	19	4,884
Clean Harbors, Inc.(b)	22	1,818
Copa Holdings S.A., Class A (Panama)	17	1,772
Copart, Inc.(b)	32	2,848
CoStar Group, Inc.(b)	5	3,064
Crane Co.	26	2,160
Cummins, Inc.	99	18,103
Curtiss-Wright Corp.	16	2,197
Deere & Co.	143	24,031
Delta Air Lines, Inc.	479	27,451
Donaldson Co., Inc.	32	1,795
Dover Corp.	49	5,463
Eaton Corp. PLC	209	19,332
Emerson Electric Co.	240	17,726
Equifax, Inc.	24	3,351
Expeditors International of Washington, Inc.	64	4,785
Fastenal Co.	139	4,937
FedEx Corp.	177	28,329
Flowserve Corp.	31	1,510
Fluor Corp.	102	1,779
Fortive Corp.	134	9,671
Fortune Brands Home & Security, Inc.	70	4,428
General Dynamics Corp.	126	22,899
Genesee & Wyoming, Inc., Class A(b)	21	2,340
Graco, Inc.	40	1,932
HD Supply Holdings, Inc.(b)	82	3,265
Hexcel Corp.	26	2,070
Hubbell, Inc.	25	3,675
Huntington Ingalls Industries, Inc.	27	6,795
IAA, Inc.(b)	54	2,448
IDEX Corp.	16	2,604
Ingersoll-Rand PLC	75	9,833
ITT, Inc.	36	2,512
J.B. Hunt Transport Services, Inc.	49	5,665
Jacobs Engineering Group, Inc.	67	6,170
JetBlue Airways Corp.(b)	226	4,355
Johnson Controls International PLC	466	19,959
Kansas City Southern	34	5,182
KAR Auction Services, Inc.	54	1,140
Kirby Corp.(b)	19	1,603
Knight-Swift Transportation Holdings, Inc.	94	3,477
L3Harris Technologies, Inc.	62	12,468
Landstar System, Inc.	21	2,340
	Shares	Value
Industrials-(continued)
Lennox International, Inc.	9	$2,303
Lincoln Electric Holdings, Inc.	25	2,307
Macquarie Infrastructure Corp.	36	1,510
ManpowerGroup, Inc.	49	4,539
Masco Corp.	161	7,495
Middleby Corp. (The)(b)	16	1,852
MSC Industrial Direct Co., Inc., Class A	22	1,615
Nordson Corp.	19	3,151
Northrop Grumman Corp.	68	23,920
nVent Electric PLC	66	1,631
Old Dominion Freight Line, Inc.	25	4,790
Oshkosh Corp.	50	4,523
Owens Corning	82	5,499
PACCAR, Inc.	240	19,529
Parker-Hannifin Corp.	65	12,921
Pentair PLC	70	3,104
Quanta Services, Inc.	104	4,331
Raytheon Co.	114	24,786
Regal Beloit Corp.	27	2,207
Republic Services, Inc.	69	6,117
Resideo Technologies, Inc.(b)	95	929
Robert Half International, Inc.	64	3,725
Rockwell Automation, Inc.	44	8,617
Ryder System, Inc.	44	2,310
Sensata Technologies Holding PLC(b)	76	3,913
Snap-on, Inc.	26	4,172
Southwest Airlines Co.	365	21,039
Spirit AeroSystems Holdings, Inc., Class A	56	4,871
Stanley Black & Decker, Inc.	60	9,464
Teledyne Technologies, Inc.(b)	10	3,420
Textron, Inc.	171	7,907
Timken Co. (The)	44	2,314
Toro Co. (The)	31	2,424
TransUnion	35	3,021
Trinity Industries, Inc.	69	1,452
United Airlines Holdings, Inc.(b)	207	19,210
United Parcel Service, Inc., Class B	439	52,561
United Rentals, Inc.(b)	68	10,407
Univar Solutions, Inc.(b)	121	2,834
W.W. Grainger, Inc.	20	6,339
WABCO Holdings, Inc.(b)	21	2,830
Watsco, Inc.(c)	10	1,780
WESCO International, Inc.(b)	37	1,947
Westinghouse Air Brake Technologies Corp.	31	2,436
Woodward, Inc.	12	1,401
XPO Logistics, Inc.(b)	76	6,284
Xylem, Inc.	49	3,798
		755,842
Information Technology-16.57%
Akamai Technologies, Inc.(b)	41	3,572
Alliance Data Systems Corp.	37	3,956
Amdocs Ltd.	46	3,188
ANSYS, Inc.(b)	14	3,566
Apple, Inc.	2,078	555,346
Applied Materials, Inc.	587	33,987
Arista Networks, Inc.(b)	9	1,756
Arrow Electronics, Inc.(b)	69	5,495
Avnet, Inc.	59	2,398
Black Knight, Inc.(b)	26	1,638
Booz Allen Hamilton Holding Corp.	51	3,711
Broadridge Financial Solutions, Inc.	26	3,216
CACI International, Inc., Class A(b)	10	2,393

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cadence Design Systems, Inc.(b)	44	$3,091
CDK Global, Inc.	47	2,517
CDW Corp.	70	9,454
Ciena Corp.(b)	40	1,518
Citrix Systems, Inc.	40	4,512
Cognizant Technology Solutions Corp., Class A	220	14,104
Coherent, Inc.(b)	14	2,112
CommScope Holding Co., Inc.(b)	131	1,782
CoreLogic, Inc.(b)	34	1,409
Corning, Inc.	359	10,425
Cypress Semiconductor Corp.	129	3,025
Dell Technologies, Inc., Class C(b)	80	3,879
DXC Technology Co.	207	7,727
Entegris, Inc.	44	2,082
EPAM Systems, Inc.(b)	9	1,907
Euronet Worldwide, Inc.(b)	11	1,729
F5 Networks, Inc.(b)	24	3,497
FLIR Systems, Inc.	36	1,928
Fortinet, Inc.(b)	30	3,153
Gartner, Inc.(b)	14	2,246
Genpact Ltd.	47	1,913
GoDaddy, Inc., Class A(b)	26	1,726
Hewlett Packard Enterprise Co.	1,121	17,745
HP, Inc.	1,273	25,562
Intel Corp.	2,823	163,875
International Business Machines Corp.	578	77,712
IPG Photonics Corp.(b)	11	1,563
Jabil, Inc.	125	4,855
Jack Henry & Associates, Inc.	14	2,127
Juniper Networks, Inc.	165	4,135
Keysight Technologies, Inc.(b)	25	2,676
KLA Corp.	61	9,995
Lam Research Corp.	88	23,481
Leidos Holdings, Inc.	65	5,905
Littelfuse, Inc.	9	1,633
Marvell Technology Group Ltd.	77	2,031
Maxim Integrated Products, Inc.	74	4,194
Microchip Technology, Inc.(c)	61	5,767
Micron Technology, Inc.(b)	945	44,897
MKS Instruments, Inc.	31	3,295
NCR Corp.(b)	67	2,200
NetApp, Inc.	116	7,028
NortonLifeLock, Inc.	176	4,382
ON Semiconductor Corp.(b)	276	5,926
Palo Alto Networks, Inc.(b)	12	2,727
Qorvo, Inc.(b)	39	4,064
Sabre Corp.	146	3,275
Skyworks Solutions, Inc.	94	9,240
Splunk, Inc.(b)	12	1,791
Square, Inc., Class A(b)	32	2,212
SS&C Technologies Holdings, Inc.	37	2,222
SYNNEX Corp.	30	3,684
Synopsys, Inc.(b)	26	3,667
Teradyne, Inc.	55	3,442
Trimble, Inc.(b)	59	2,391
VeriSign, Inc.(b)	16	3,052
VMware, Inc., Class A	16	2,490
Western Digital Corp.	255	12,834
Western Union Co. (The)	259	6,962
WEX, Inc.(b)	9	1,810
	Shares	Value
Information Technology-(continued)
Xerox Holdings Corp.	136	$5,295
Zebra Technologies Corp., Class A(b)	20	5,019
		1,207,119
Materials-3.90%
Albemarle Corp.	55	3,596
Alcoa Corp.(b)	147	2,991
AptarGroup, Inc.	15	1,682
Ashland Global Holdings, Inc.	21	1,506
Avery Dennison Corp.	35	4,563
Axalta Coating Systems Ltd.(b)	91	2,591
Ball Corp.	105	6,936
Berry Global Group, Inc.(b)	92	4,296
Cabot Corp.	34	1,598
Celanese Corp.	79	9,920
CF Industries Holdings, Inc.	110	5,083
Chemours Co. (The)	137	2,163
Crown Holdings, Inc.(b)	80	6,072
Domtar Corp.	51	1,903
Dow, Inc.	633	33,783
DuPont de Nemours, Inc.	554	35,905
Eastman Chemical Co.	107	8,386
FMC Corp.	41	4,016
Freeport-McMoRan, Inc.	1,220	13,884
Huntsman Corp.	189	4,275
International Flavors & Fragrances, Inc.	20	2,825
International Paper Co.	331	15,339
LyondellBasell Industries N.V., Class A	246	22,765
Martin Marietta Materials, Inc.	16	4,294
Mosaic Co. (The)	241	4,591
Nucor Corp.	254	14,315
Olin Corp.	139	2,435
Owens-Illinois, Inc.	131	1,294
Packaging Corp. of America	61	6,826
PPG Industries, Inc.	93	11,982
Reliance Steel & Aluminum Co.	52	6,135
RPM International, Inc.	51	3,760
Sealed Air Corp.	66	2,490
Silgan Holdings, Inc.	56	1,725
Sonoco Products Co.	50	3,027
Steel Dynamics, Inc.	179	6,038
United States Steel Corp.(c)	145	1,902
Valvoline, Inc.	99	2,242
Vulcan Materials Co.	30	4,256
Westlake Chemical Corp.(c)	29	1,992
Westrock Co.	212	8,550
		283,932
Real Estate-1.68%
Alexandria Real Estate Equities, Inc.	17	2,763
Apartment Investment & Management Co., Class A	56	3,011
Apple Hospitality REIT, Inc.	94	1,528
Boston Properties, Inc.	32	4,433
Brixmor Property Group, Inc.	131	2,874
Brookfield Property REIT, Inc., Class A	80	1,522
Camden Property Trust	15	1,673
CBRE Group, Inc., Class A(b)	210	11,974
Cousins Properties, Inc.	61	2,470
Duke Realty Corp.	72	2,533
EPR Properties	21	1,489
Equity LifeStyle Properties, Inc.	28	2,074
Essex Property Trust, Inc.	11	3,434
Extra Space Storage, Inc.	24	2,545

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Federal Realty Investment Trust	14	$1,849
Gaming and Leisure Properties, Inc.	54	2,279
Healthpeak Properties, Inc.	155	5,406
Host Hotels & Resorts, Inc.	354	6,192
Invitation Homes, Inc.	55	1,679
Iron Mountain, Inc.	115	3,694
Jones Lang LaSalle, Inc.	37	6,154
Kilroy Realty Corp.	21	1,748
Kimco Realty Corp.	104	2,249
Lamar Advertising Co., Class A	22	1,835
Liberty Property Trust	29	1,787
Medical Properties Trust, Inc.	216	4,484
Mid-America Apartment Communities, Inc.	20	2,722
National Retail Properties, Inc.	32	1,784
Omega Healthcare Investors, Inc.	51	2,144
Park Hotels & Resorts, Inc.	97	2,294
Realty Income Corp.	49	3,755
Regency Centers Corp.	31	2,016
Service Properties Trust	81	1,887
SL Green Realty Corp.	20	1,707
Sun Communities, Inc.	11	1,812
UDR, Inc.	44	2,114
VICI Properties, Inc.	111	2,745
Vornado Realty Trust	40	2,583
Weingarten Realty Investors	51	1,624
Weyerhaeuser Co.	242	7,141
WP Carey, Inc.	29	2,419
		122,426
Utilities-3.96%
AES Corp. (The)	521	9,852
Alliant Energy Corp.	64	3,392
Ameren Corp.	100	7,433
American Electric Power Co., Inc.	211	19,275
American Water Works Co., Inc.	42	5,083
Aqua America, Inc.	37	1,638
Atmos Energy Corp.	37	3,957
CenterPoint Energy, Inc.	247	6,066
CMS Energy Corp.	109	6,682
Consolidated Edison, Inc.	129	11,209
DTE Energy Co.	87	10,870
Duke Energy Corp.	299	26,363
Edison International	117	8,085
Entergy Corp.	92	10,708
	Shares	Value
Utilities-(continued)
Evergy, Inc.	85	$5,378
Eversource Energy	104	8,594
Exelon Corp.	601	26,684
FirstEnergy Corp.	155	7,392
Hawaiian Electric Industries, Inc.	49	2,140
IDACORP, Inc.	17	1,786
MDU Resources Group, Inc.	105	3,049
National Fuel Gas Co.	40	1,801
NiSource, Inc.	70	1,851
NRG Energy, Inc.	171	6,794
OGE Energy Corp.	79	3,323
PG&E Corp.(b)	359	2,678
Pinnacle West Capital Corp.	46	4,020
PPL Corp.	394	13,408
Public Service Enterprise Group, Inc.	187	11,091
Southern Co. (The)	441	27,338
UGI Corp.	99	4,311
Vistra Energy Corp.	161	4,271
WEC Energy Group, Inc.	109	9,663
Xcel Energy, Inc.	204	12,544
		288,729
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $7,278,002)		7,284,139
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	28,673	28,673
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	10,137	10,141
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,814)		38,814
TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $7,316,816)		7,322,953
OTHER ASSETS LESS LIABILITIES-(0.53)%		(38,964)
NET ASSETS-100.00%		$7,283,989

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$3,752	$2,534	$(2,556)	$445	$22	$4,197	$74

Invesco Russell 1000® Value Factor ETF (OVLU)—(continued)
November 30, 2019
(Unaudited)
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Yield Factor ETF (OYLD)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.09%
AT&T, Inc.	5,883	$219,906
CenturyLink, Inc.	936	13,563
Interpublic Group of Cos., Inc. (The)	282	6,317
Omnicom Group, Inc.	140	11,127
Verizon Communications, Inc.	2,991	180,178
		431,091
Consumer Discretionary-6.18%
Carnival Corp.	286	12,893
Extended Stay America, Inc.	149	2,199
Ford Motor Co.	3,132	28,376
Gap, Inc. (The)	172	2,857
Garmin Ltd.	82	8,011
General Motors Co.	910	32,760
Genuine Parts Co.	83	8,663
H&R Block, Inc.	144	3,511
Hanesbrands, Inc.	250	3,768
Harley-Davidson, Inc.	115	4,184
Hasbro, Inc.	64	6,509
Home Depot, Inc. (The)	575	126,793
Kohl’s Corp.	128	6,017
L Brands, Inc.	200	3,828
Las Vegas Sands Corp.	275	17,256
Leggett & Platt, Inc.(b)	93	4,866
Macy’s, Inc.(b)	264	4,045
McDonald’s Corp.	377	73,319
Newell Brands, Inc.	306	5,881
Nordstrom, Inc.(b)	84	3,206
Six Flags Entertainment Corp.	67	2,913
Tapestry, Inc.	214	5,754
Target Corp.	323	40,378
VF Corp.	154	13,635
Whirlpool Corp.	43	6,153
Wyndham Destinations, Inc.	68	3,298
Wynn Resorts, Ltd.	58	7,009
		438,082
Consumer Staples-11.01%
Altria Group, Inc.	1,495	74,301
Archer-Daniels-Midland Co.	364	15,627
Bunge Ltd.	92	4,911
Campbell Soup Co.	114	5,309
Clorox Co. (The)	68	10,080
Coca-Cola Co. (The)	2,380	127,092
Colgate-Palmolive Co.	427	28,959
Conagra Brands, Inc.	297	8,574
General Mills, Inc.	413	22,021
JM Smucker Co. (The)	62	6,516
Kellogg Co.	174	11,331
Kimberly-Clark Corp.	210	28,631
Kraft Heinz Co. (The)	521	15,891
Molson Coors Brewing Co., Class B	103	5,199
PepsiCo., Inc.	818	111,109
Philip Morris International, Inc.	1,225	101,589
Procter & Gamble Co. (The)	1,405	171,494
Walgreens Boots Alliance, Inc.	528	31,469
		780,103
Energy-8.96%
Apache Corp.	255	5,681
Baker Hughes Co.	328	7,354
Chevron Corp.	1,325	155,197
	Shares	Value
Energy-(continued)
Exxon Mobil Corp.	3,114	$212,157
Halliburton Co.	555	11,649
Helmerich & Payne, Inc.	83	3,281
HollyFrontier Corp.	102	5,258
Kinder Morgan, Inc.	1,396	27,375
Marathon Petroleum Corp.	467	28,319
Occidental Petroleum Corp.	594	22,910
ONEOK, Inc.	313	22,239
Phillips 66	315	36,137
Schlumberger Ltd.	1,088	39,386
Targa Resources Corp.	192	7,014
Valero Energy Corp.	308	29,411
Williams Cos., Inc. (The)	926	21,039
		634,407
Financials-16.99%
AGNC Investment Corp.	458	7,933
American Financial Group, Inc.	54	5,924
American International Group, Inc.	459	24,171
Ameriprise Financial, Inc.	72	11,799
Annaly Capital Management, Inc.	1,243	11,597
Bank of America Corp.	3,953	131,714
Bank of New York Mellon Corp. (The)	449	21,988
BB&T Corp.	493	26,977
BlackRock, Inc.	71	35,139
Chimera Investment Corp.	158	3,218
Citigroup, Inc.	1,279	96,078
Citizens Financial Group, Inc.	289	11,115
CME Group, Inc., Class A	179	36,289
Comerica, Inc.	95	6,689
F.N.B. Corp.	232	2,881
Fidelity National Financial, Inc.	161	7,668
Fifth Third Bancorp	437	13,193
Franklin Resources, Inc.	170	4,673
Huntington Bancshares, Inc.	734	10,929
Invesco Ltd.(c)	312	5,479
Janus Henderson Group PLC (United Kingdom)	132	3,353
JPMorgan Chase & Co.	1,837	242,043
KeyCorp	690	13,379
Lazard Ltd., Class A	87	3,362
MetLife, Inc.	533	26,602
MFA Financial, Inc.	380	2,911
Morgan Stanley	695	34,389
New Residential Investment Corp.	354	5,487
New York Community Bancorp, Inc.	365	4,351
Old Republic International Corp.	185	4,174
PacWest Bancorp	94	3,501
People’s United Financial, Inc.	288	4,752
PNC Financial Services Group, Inc. (The)	259	39,681
Principal Financial Group, Inc.	194	10,689
Progressive Corp. (The)	305	22,280
Prudential Financial, Inc.	284	26,588
Regions Financial Corp.	675	11,232
Starwood Property Trust, Inc.	226	5,537
State Street Corp.	235	17,648
SunTrust Banks, Inc.	276	19,552
T. Rowe Price Group, Inc.	132	16,310
Two Harbors Investment Corp.	232	3,373
U.S. Bancorp	828	49,705
Umpqua Holdings Corp.	167	2,734

Invesco Russell 1000® Yield Factor ETF (OYLD)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Unum Group	131	$4,027
Wells Fargo & Co.	2,763	150,473
		1,203,587
Health Care-13.45%
AbbVie, Inc.	1,125	98,696
Allergan PLC	166	30,700
Amgen, Inc.	382	89,663
Bristol-Myers Squibb Co.	1,079	61,438
Cardinal Health, Inc.	217	11,942
CVS Health Corp.	926	69,700
Gilead Sciences, Inc.	864	58,095
Johnson & Johnson	1,494	205,410
Medtronic PLC	622	69,285
Merck & Co., Inc.	1,393	121,442
Pfizer, Inc.	3,535	136,168
		952,539
Industrials-9.04%
3M Co.	363	61,626
Boeing Co. (The)	239	87,517
Caterpillar, Inc.	322	46,603
Cummins, Inc.	91	16,640
Delta Air Lines, Inc.	332	19,027
Eaton Corp. PLC	279	25,807
Emerson Electric Co.	384	28,362
Fastenal Co.	309	10,976
General Dynamics Corp.	128	23,263
General Electric Co.	4,886	55,065
Illinois Tool Works, Inc.	181	31,554
Johnson Controls International PLC	497	21,287
Lockheed Martin Corp.	129	50,443
Macquarie Infrastructure Corp.	62	2,601
Nielsen Holdings PLC	295	5,767
PACCAR, Inc.	256	20,831
Rockwell Automation, Inc.	63	12,338
United Parcel Service, Inc., Class B	485	58,069
United Technologies Corp.	393	58,298
Watsco, Inc.(b)	22	3,915
		639,989
Information Technology-12.36%
Broadcom, Inc.	304	96,128
Cisco Systems, Inc.	3,034	137,471
Corning, Inc.	527	15,304
Hewlett Packard Enterprise Co.	1,103	17,461
HP, Inc.	1,237	24,839
Intel Corp.	3,244	188,314
International Business Machines Corp.	855	114,955
Juniper Networks, Inc.	258	6,465
KLA Corp.	121	19,827
Lam Research Corp.	101	26,950
Maxim Integrated Products, Inc.	223	12,637
NetApp, Inc.	175	10,603
Paychex, Inc.	173	14,899
QUALCOMM, Inc.	1,047	87,477
Texas Instruments, Inc.	663	79,699
Western Digital Corp.	288	14,495
Western Union Co. (The)	297	7,983
		875,507
Materials-1.58%
CF Industries Holdings, Inc.	131	6,054
Chemours Co. (The)	117	1,848
	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	567	$36,747
Eastman Chemical Co.	92	7,210
International Paper Co.	292	13,531
LyondellBasell Industries N.V., Class A	225	20,822
Nucor Corp.	190	10,708
Packaging Corp. of America	61	6,826
Westrock Co.	195	7,864
		111,610
Real Estate-7.16%
Alexandria Real Estate Equities, Inc.	60	9,751
American Campus Communities, Inc.	94	4,516
Apple Hospitality REIT, Inc.	172	2,797
AvalonBay Communities, Inc.	82	17,582
Boston Properties, Inc.	88	12,191
Brixmor Property Group, Inc.	237	5,200
Camden Property Trust	56	6,247
Colony Capital, Inc.	396	1,932
Crown Castle International Corp.	264	35,286
CubeSmart	125	3,855
Digital Realty Trust, Inc.	135	16,328
Duke Realty Corp.	202	7,106
EPR Properties	58	4,113
Equity Residential	212	18,041
Essex Property Trust, Inc.	35	10,926
Extra Space Storage, Inc.	76	8,060
Federal Realty Investment Trust	45	5,943
Gaming and Leisure Properties, Inc.	162	6,836
Healthcare Trust of America, Inc., Class A	145	4,401
Healthpeak Properties, Inc.	351	12,243
Highwoods Properties, Inc.	72	3,496
Host Hotels & Resorts, Inc.	540	9,445
Iron Mountain, Inc.	234	7,516
Kimco Realty Corp.	322	6,962
Lamar Advertising Co., Class A	63	5,256
Liberty Property Trust	94	5,792
Life Storage, Inc.	33	3,614
Macerich Co. (The)(b)	117	3,151
Medical Properties Trust, Inc.	303	6,290
Mid-America Apartment Communities, Inc.	71	9,664
National Retail Properties, Inc.	108	6,020
Omega Healthcare Investors, Inc.	174	7,313
Outfront Media, Inc.	110	2,748
Park Hotels & Resorts, Inc.	164	3,879
Prologis, Inc.	347	31,768
Public Storage	95	20,015
Realty Income Corp.	213	16,322
Regency Centers Corp.	106	6,894
Retail Properties of America, Class A	164	2,334
Service Properties Trust	135	3,144
Simon Property Group, Inc.	232	35,081
SL Green Realty Corp.	57	4,864
Spirit Realty Capital, Inc.	69	3,616
STORE Capital Corp.	140	5,699
Taubman Centers, Inc.	46	1,494
UDR, Inc.	163	7,832
Ventas, Inc.	267	15,569
VEREIT, Inc.	771	7,525
VICI Properties, Inc.	310	7,666
Vornado Realty Trust	117	7,555
Weingarten Realty Investors	94	2,993
Welltower, Inc.	290	24,525

Invesco Russell 1000® Yield Factor ETF (OYLD)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	583	$17,204
WP Carey, Inc.	126	10,511
		507,111
Utilities-7.11%
AES Corp. (The)	419	7,923
Alliant Energy Corp.	137	7,261
Ameren Corp.	129	9,589
American Electric Power Co., Inc.	295	26,948
CenterPoint Energy, Inc.	345	8,473
CMS Energy Corp.	152	9,318
Consolidated Edison, Inc.	208	18,073
Dominion Energy, Inc.	586	48,702
DTE Energy Co.	108	13,494
Duke Energy Corp.	521	45,937
Edison International	223	15,409
Entergy Corp.	127	14,782
Evergy, Inc.	148	9,364
Eversource Energy	179	14,793
Exelon Corp.	565	25,086
FirstEnergy Corp.	347	16,548
NextEra Energy, Inc.	235	54,948
NiSource, Inc.	212	5,607
OGE Energy Corp.	128	5,384
Pinnacle West Capital Corp.	67	5,855
PPL Corp.	558	18,989
Public Service Enterprise Group, Inc.	306	18,149
Sempra Energy	155	22,827
	Shares	Value
Utilities-(continued)
Southern Co. (The)	757	$46,926
WEC Energy Group, Inc.	179	15,868
Xcel Energy, Inc.	284	17,463
		503,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $6,561,335)		7,077,742
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	13,359	13,359
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	4,247	4,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,607)		17,607
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $6,578,942)		7,095,349
OTHER ASSETS LESS LIABILITIES-(0.18)%		(12,529)
NET ASSETS-100.00%		$7,082,820

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$4,898	$-	$-	$581	$-	$5,479	$97

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF and Invesco Russell 1000® Yield Factor ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.